UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 81.73%

Corporate-Backed 3.08%

Burke Co Dev - Oglethorpe Power	2.40%#	1/1/2040	A		$3,005	$2,998,629
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-		3,475	3,489,525
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		8,000	8,281,600
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B		2,350	2,352,703
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B		1,925	1,975,281
Miami Dade Co IDA - Waste Mgmt Rmkt	1.50%#	10/1/2018	A-		4,000	4,023,000
Mobile IDB - AL Power Co	1.625%#	7/15/2034	A1		3,000	3,003,840
Montgomery Co IDA - Peco Generation	2.50%#	10/1/2030	BBB		5,000	4,977,600
Montgomery Co IDA - Peco Generation	2.55%#	6/1/2029	BBB		5,000	4,979,150
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-		1,000	1,002,330
NY Env Facs - Waste Mgmt	2.75%#	7/1/2017	A-		1,000	1,000,000
St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB		3,500	3,726,765
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A1		9,075	9,253,687
Total						51,064,110

Education 6.66%

CA State Univ Sys	5.00%	11/1/2019	Aa2		2,000	2,180,040
CA State Univ Sys	5.00%	11/1/2020	Aa2		5,000	5,625,100
CA State Univ Sys	5.00%	11/1/2020	Aa2		1,700	1,912,534
Clemson Univ	5.00%	5/1/2019	Aa2		3,950	4,228,159
Cleveland State Univ	5.00%	6/1/2019	A+		1,265	1,353,664
Curators Univ Sys	5.00%	11/1/2019	AA+		5,000	5,442,850
IA HI Ed - Wartburg Clg	2.50%	10/1/2020	BB-	(a)	3,545	3,479,914
IL Fin Auth - Noble Chtr Sch	4.00%	9/1/2019	BBB		2,530	2,630,618
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR		410	424,436
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR		1,535	1,706,905
NC Cap Facs - High Point Univ	5.00%	5/1/2018	A-		1,640	1,687,084
NY Dorm - Mt Sinai Sch Med	4.00%	7/1/2020	A-		3,000	3,218,220
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2021	A-		2,000	2,258,280
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Baa3		1,000	1,040,850
NY Dorm - SUNY	4.00%	7/1/2020	Aa3		2,000	2,160,720
NY Dorm - SUNY	5.00%	7/1/2021	Aa3		2,000	2,282,360
PA Hi Ed - PA State Univ Sys	5.00%	6/15/2020	Aa3		3,710	4,100,366
Texas A&M Univ	5.00%	5/15/2019	AAA		7,200	7,719,192
Texas A&M Univ	5.00%	5/15/2023	AAA		11,355	13,526,530
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A3		445	502,872
Troy Cap Res Corp - RPI	5.00%	8/1/2022	A3		1,000	1,152,270
Univ of MA Bldg Auth	5.00%	11/1/2021	Aa2		5,150	5,933,727
Univ of North Carolina - Chapel Hill	1.454%#	12/1/2041	AAA		25,000	25,002,000
VA College Bldg Auth	5.00%	2/1/2021	AA+		9,350	10,566,716
Total						110,135,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 20.74%

Arlington Co GO	5.00%	8/15/2020	AAA	$5,165	$5,770,390
Boston GO	5.00%	4/1/2021	AAA	5,000	5,684,200
CA State GO	1.423%#	12/1/2028	AA-	8,000	8,082,960
CA State GO	1.495%#	12/1/2031	AA-	2,000	2,029,120
CA State GO	5.00%	2/1/2019	AA-	14,750	15,671,137
CA State GO	5.00%	9/1/2020	AA-	10,000	11,175,400
CA State GO	5.50%	4/1/2019	AA-	8,715	9,388,147
Chicago GO	5.00%	1/1/2021	BBB+	6,355	6,512,032
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,343,637
Cook Co GO	5.00%	11/15/2017	AA-	5,010	5,080,491
CT State GO	5.00%	2/15/2021	A+	6,350	6,733,159
CT State GO	5.00%	8/15/2021	A+	5,000	5,599,200
CT State GO	5.00%	10/15/2023	A+	12,000	13,875,120
Dallas ISD PSF GTD	5.00%#	2/15/2036	AAA	5,000	5,439,200
HI State GO	5.00%	11/1/2021	AA+	5,000	5,770,000
Houston ISD PSF GTD	5.00%	2/15/2019	AAA	8,570	9,099,883
IL State GO	5.00%	2/1/2020	BBB-	820	848,323
IL State GO	5.00%	6/1/2020	BBB-	14,735	15,306,571
Kansas City GO	5.00%	10/1/2020	AA-	1,345	1,487,731
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,390,997
Los Angeles CCD	2.00%	8/1/2022	AA+	775	800,753
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,243,870
Met Nashville & Davidson Co	5.00%	7/1/2021	AA	7,500	8,562,000
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A+	6,500	7,049,185
Nassau Co GO	5.00%	1/1/2021	A+	18,405	20,678,386
NJ State GO	5.00%	6/1/2019	A-	13,400	14,263,362
Northside ISD PSF GTD	2.00%#	6/1/2039	Aaa	975	988,338
Northside ISD PSF GTD	2.00%#	8/1/2044	Aaa	5,285	5,365,702
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,415,988
NY Dorm - Sch Dist Fin	5.00%	10/1/2021	A+	10,000	11,453,200
NYC GO	5.00%	8/1/2018	AA	10,000	10,426,600
NYC GO	5.00%	8/1/2019	AA	5,585	6,025,824
NYC GO	5.00%	8/1/2019	AA	14,885	16,059,873
NYC GO	5.00%	8/1/2021	AA	7,410	8,477,410
Oyster Bay GO	2.50%	6/1/2018	NR	2,750	2,764,025
PA State GO	5.00%	7/1/2019	AA-	7,500	8,059,200
PA State GO	5.00%	8/15/2020	AA-	10,000	11,091,100
Philadelphia Sch Dist	5.00%	9/1/2020	A2	2,500	2,715,200
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa2	7,090	7,328,153
Poughkeepsie GO	4.00%	5/4/2018	NR	1,200	1,209,396
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,440,922
South Carolina GO	5.00%	10/1/2022	Aaa	7,500	8,858,400
WA State GO	5.00%	2/1/2019	AA+	7,900	8,386,956
WA State GO	5.00%	2/1/2019	AA+	5,640	5,987,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

WI State GO	5.00%	5/1/2019	AA		$8,440	$9,028,015
WI State GO	5.00%	5/1/2019	AA		5,025	5,375,092
WI State GO	5.00%	5/1/2020	AA		7,110	7,865,082
WI State GO	5.00%	11/1/2022	AA		5,000	5,897,000
Total						343,104,380

Health Care 10.21%

Antelope Valley Hlth	5.00%	3/1/2021	Ba3		1,860	1,961,333
AZ Hlth Facs - Phoenix Childrens Hsp	2.76%#	2/1/2048	BBB+		11,500	11,687,680
CA Hlth - Prov St Josephs	1.25%#	10/1/2036	AA-		12,000	11,909,280
CA Hlth - St Joseph Hlth	5.00%#	7/1/2034	AA-		1,800	2,095,920
CA Hlth - St Joseph Hlth	5.00%#	7/1/2043	AA-		5,000	5,399,200
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2027	AA-		5,200	6,493,864
CA Stwde - Fountainview Gonda	2.50%	8/1/2020	AA-		3,500	3,516,905
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		890	890,445
CO Hlth Facs - Christian Living Nghbrhds	4.00%	1/1/2021	NR		350	366,230
CT Hlth & Ed - Yale New Haven Hsp	1.254%#	7/1/2049	AA-		10,000	9,996,600
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2025	Baa3		1,500	1,720,260
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2021	A1		1,215	1,378,454
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		3,340	3,426,272
Eisenhower Med Ctr(c)	5.00%	7/1/2026	Baa2		1,345	1,604,572
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2022	AA+		8,160	9,497,342
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A		1,660	1,798,129
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2020	A		1,850	2,061,899
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2021	A		1,350	1,543,077
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	1,225	1,331,808
IL Fin Auth - Presence Health	5.00%	2/15/2021	BBB-		5,095	5,520,738
IL Fin Auth - Presence Health	5.00%	2/15/2022	BBB-		4,000	4,397,840
IL Fin Auth - Rush Univ Med	5.00%	11/15/2019	A+		1,000	1,081,750
IL Fin Auth - Rush Univ Med	5.00%	11/15/2020	A+		500	556,230
IL Fin Auth - Rush Univ Med	5.00%	11/15/2021	A+		695	791,251
Karnes Co Hsp Dist	4.00%	2/1/2019	A	(a)	1,040	1,062,558
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(a)	805	877,257
Lancaster Co Hosp Auth - Bretheren Village	5.00%	7/1/2025	BB+	(a)	650	722,663
MA DFA - CareGroup	5.00%	7/1/2021	A-		5,000	5,666,350
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,291,660
MI Fin Auth - Henry Ford Hlth	5.00%	11/15/2022	A3		1,750	2,036,737
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa2		1,235	1,323,253
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa2		2,000	2,187,500
MS Equip Facs - MS Baptist Hlth	2.21%#	8/15/2036	BBB+		7,000	7,016,800
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,017,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		$1,450	$1,510,262
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,387,528
NC Med - Southminster	5.00%	10/1/2023	NR		750	829,305
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	400,076
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2022	AA-		2,500	2,900,575
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2026	NR		3,900	4,729,296
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	3,850,000
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		900	1,005,147
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2019	Baa3		1,500	1,564,620
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2020	Baa3		1,000	1,057,340
NY Dorm - Orange Regl Med Ctr†	4.00%	12/1/2021	Baa3		1,200	1,282,332
Owensboro Health	5.00%	6/1/2025	Baa3		1,400	1,616,958
Palomar Hlth	5.00%	11/1/2021	BBB-		500	551,940
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BBB-		1,500	1,500,000
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB+		1,750	1,769,670
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB+		1,800	1,878,066
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		1,875	1,878,900
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	3,750	4,015,687
South Central Reg Med Ctr	1.70%	3/1/2020	NR		7,500	7,518,900
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		1,230	1,311,918
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	BBB-		1,255	1,368,552
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		150	150,015
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,240	1,240,893
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		550	551,595
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2026	BBB-	(a)	500	558,545
WA Hlth - Fred Hutchinson Cancer Ctr	1.92%#	1/1/2042	A		4,000	4,004,360
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,200	1,200,324
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(a)	1,100	1,103,916
Total						168,965,627

Housing 0.29%

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2019	Baa1		1,000	1,063,130
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2020	Baa1		575	627,877
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2021	Baa1		825	918,720
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,134,740
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,026,070
Total						4,770,537

Lease Obligations 3.67%

Broward Co Sch Brd COP	5.00%	7/1/2020	Aa3		7,350	8,123,440
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	859,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+	$750	$831,285
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A+	5,000	5,467,900
CA Pub Wks - Lease Rev	5.00%	10/1/2026	A+	1,500	1,857,750
CA Pub Wks - Lease Rev	5.00%	10/1/2027	A+	3,300	4,115,232
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	4,772,634
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2021	Aa3	5,000	5,695,450
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,079,360
Los Angeles Mun Impt Corp	5.00%	3/1/2019	AA-	9,500	10,108,285
Los Angeles Mun Impt Corp	5.00%	11/1/2020	AA-	5,405	6,065,707
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2019	BBB+	1,250	1,308,363
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	BBB+	5,000	5,361,700
South Florida Wtr Mgt Dist COP	5.00%	10/1/2021	AA	1,235	1,412,828
South Florida Wtr Mgt Dist COP	5.00%	10/1/2022	AA	1,500	1,751,865
Twin Rivers USD COP (AGM)	3.20%#	6/1/2041	AA	1,910	1,910,000
Total					60,720,855

Other Revenue 4.54%

Black Belt Energy - RBC	4.00%#	7/1/2046	A1	8,000	8,644,640
Black Belt Energy - RBC	4.00%#	8/1/2047	A1	2,125	2,317,079
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2020	BBB-	500	556,910
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2021	BBB-	1,105	1,262,484
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2022	BBB-	1,250	1,452,450
CA Infra & Econ Dev - Segerstrom Center	5.00%	7/1/2023	A-	5,725	6,721,150
CA Infra - Paul Getty Trust	1.211%#	4/1/2038	AAA	7,500	7,519,950
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR	1,000	995,790
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA	10,000	11,105,100
FL Brd Ed - Lottery Rev	5.00%	7/1/2021	AAA	5,000	5,703,800
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	Ba1	110	110,957
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,538,051
Mission EDC - Republic Svcs(c)	1.15%#	1/1/2020	BBB+	2,000	2,000,000
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,381,000
PA IDA - Economic Dev	5.00%	7/1/2018	A+	2,595	2,694,778
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	1,090	1,093,096
SC Transp Infra Bank	5.00%	10/1/2020	A1	6,470	7,206,480
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	5,000	5,856,900
Total					75,160,615

Special Tax 1.84%

Allentown Neighborhood Impt†(c)	5.00%	5/1/2022	Ba1	1,050	1,130,829
Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,153,580
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,331,021
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,009,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	$1,250	$1,290,175
CT Spl Tax - Trans Infra	5.00%	9/1/2020	AA	6,500	7,176,715
CT Spl Tax - Trans Infra	5.00%	9/1/2021	AA	5,000	5,643,750
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,078,060
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,603,350
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2021	AA	1,000	1,133,470
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2022	AA	3,370	3,896,529
Total					30,446,559

Tax Revenue 4.97%

AZ Transp Brd - Excise Tax	5.00%	7/1/2025	AA+	5,000	6,168,500
Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,181,940
FL Dept Env Protn - Florida Forever	5.00%	7/1/2021	AA-	7,610	8,690,772
FL Dept Env Protn - Florida Forever	5.00%	7/1/2022	AA-	3,410	3,988,472
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,596,280
NM State Severance Tax	5.00%	7/1/2021	Aa2	9,910	11,325,743
NY UDC - PIT	5.00%	3/15/2031	AAA	7,875	9,432,439
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	5,260	6,067,620
Orange Co Tourist Tax(c)	5.00%	10/1/2025	AA-	7,500	9,213,300
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,027,769
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	6,844,526
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,815,335
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	5,819,450
Total					82,172,146

Tobacco 1.72%

Golden St Tobacco	5.00%	6/1/2020	A+	5,300	5,882,417
Inland Empire Tobacco	4.625%	6/1/2021	NR	1,810	1,810,525
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	6,010	6,863,600
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,069,480
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,331,915
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	4,745	4,755,487
TSASC	5.00%	6/1/2021	A	1,500	1,689,150
Total					28,402,574

Transportation 11.42%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,081,500
Bay Area Toll Auth	1.353%#	4/1/2045	Aa3	10,800	10,848,060
Bay Area Toll Auth	1.61%#	4/1/2047	AA	8,000	8,045,920
Bay Area Toll Auth	1.875%#	4/1/2034	AA	15,000	15,156,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	5.00%#	1/1/2045	BBB+	$5,000	$5,512,250
Central TX Tpk	5.00%#	8/15/2042	A-	8,000	8,725,120
Chicago O’Hare Arpt	5.00%	1/1/2020	A	4,000	4,367,080
Chicago O’Hare Arpt	5.00%	1/1/2021	A	1,500	1,684,185
Clark Co PFC - McCarran Arpt	5.25%	7/1/2018	Aa3	7,090	7,388,489
Cleveland Arpt (AGM)	5.00%	1/1/2021	AA	450	502,164
Cleveland Arpt (AGM)	5.00%	1/1/2022	AA	455	519,378
Cleveland Arpt (AGM)	5.00%	1/1/2023	AA	1,000	1,161,910
Denver City & Co Arpt	1.595%#	11/15/2031	A+	3,000	3,012,990
E470 Pub Hwy Auth	1.867%#	9/1/2039	A-	2,000	2,018,060
E470 Pub Hwy Auth	5.00%	9/1/2019	A-	1,000	1,079,170
FL Tpk Auth - Dept Trans	5.00%	7/1/2020	Aa2	6,075	6,750,115
Foothill / Eastern Corridor Toll Rd	5.00%#	1/15/2053	BBB-	7,500	7,518,825
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,152,425
Los Angeles Dept Arpts - LAX	4.00%	5/15/2020	AA-	225	242,845
MD Dept Trans	5.00%	12/15/2021	AAA	10,000	11,596,500
Minneapolis / St Paul Met Arpts	5.00%	1/1/2021	A+	2,700	3,038,418
MTA NY	1.544%#	11/1/2030	AA-	7,305	7,307,922
MTA NY	5.00%	11/15/2018	AA-	3,235	3,406,843
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2028	AA	1,500	1,806,510
NH Turnpike Sys	5.00%	10/1/2020	A+	5,000	5,572,500
NH Turnpike Sys	5.00%	10/1/2021	A+	5,000	5,717,750
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,452,400
NJ Tpk Auth	5.00%	1/1/2027	A2	3,200	3,899,072
NJ Trans Trust Fund	5.00%	6/15/2023	A+	7,000	7,684,670
North TX Twy Auth	5.00%	1/1/2020	A1	2,500	2,728,775
NY Twy Auth	5.00%	5/1/2019	A-	15,725	16,805,779
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,185,080
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2018	AA-	1,280	1,324,006
St Louis Arpt - Lambert Intl Arpt	5.00%	7/1/2022	AA	2,000	2,328,800
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	3,953,400
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	5,776,750
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	1,650	1,937,315
WI State Trans Rev	5.00%	7/1/2022	AA+	2,300	2,696,221
Total					188,985,347

Utilities 12.59%

Atlanta Wtr & Wastewtr	5.00%	11/1/2018	Aa2	2,500	2,631,050
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%	11/1/2018	Aa2	4,425	4,685,898
Austin City Water	5.00%	5/15/2021	AA	3,505	3,988,585
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	NR	205	223,649
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	NR	240	270,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Wastewater	5.00%	1/1/2021	A	$1,000	$1,100,530
Chicago Wastewater	5.00%	1/1/2022	A	2,000	2,246,160
Chicago Water	5.00%	11/1/2021	A	1,125	1,261,485
Chicago Water	5.00%	11/1/2022	A	1,000	1,139,270
CO Public Auth - ML	5.75%	11/15/2018	BBB+	3,160	3,283,335
Detroit Water	5.00%	7/1/2021	A-	420	469,925
Detroit Water	5.00%	7/1/2022	A-	500	569,315
E Baton Rouge Swr Comm	1.235%#	2/1/2046	AA-	7,045	7,024,851
Farmington Poll Ctl - NM Pub Svc	1.875%#	4/1/2033	BBB+	4,000	3,995,920
Floyd Co Dev - GA Power	2.35%#	7/1/2022	A3	1,500	1,514,820
Guam Pwr Auth (AGM)UNUSED	5.00%	10/1/2019	AA	1,000	1,076,660
Houston Util Sys	5.00%	11/15/2018	AA	1,750	1,844,920
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,705,718
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,527,750
IL Fin Auth - Clean Wtr Init	5.00%	7/1/2020	AAA	5,000	5,538,550
IL Fin Auth - Peoples Gas	1.875%#	2/1/2033	Aa3	6,500	6,477,835
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,523,289
JEA Elec Sys	5.00%	10/1/2020	Aa3	4,490	4,999,570
JEA Elec Sys	5.00%	10/1/2020	A+	635	707,923
JEA Elec Sys	5.00%	10/1/2020	NR	150	167,681
JEA Elec Sys	5.00%	10/1/2020	NR	2,835	3,169,161
Lakeland Energy	1.66%#	10/1/2017	AA	17,000	17,010,200
Long Island Power Auth	1.385%#	5/1/2033	A-	10,000	10,017,600
Maricopa Co Poll Ctl - NM Pub Svc	2.40%#	6/1/2043	BBB+	7,500	7,618,125
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	7,753,620
Mgag - Gas Port IV Proj	5.00%	10/1/2019	AA-	5,500	5,953,310
MI Strat Fund - Detroit Edison	1.45%#	9/1/2030	Aa3	2,000	1,972,100
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,178,900
Modesto Irrigation Dist	5.00%	10/1/2021	A+	1,605	1,847,532
OH Air Quality - Firstenergy	3.75%#	12/1/2023	Caa1	7,925	3,452,051
OH Air Quality - FirstEnergy	5.625%	6/1/2018	B1	2,000	1,980,340
PA Econ Dev - Waste Mgmt	1.50%#	11/1/2021	A-	3,000	3,006,330
Peninsula Ports Auth - Dominion	1.55%#	10/1/2033	BBB	3,000	2,976,450
Philadelphia Gas Works	5.00%	8/1/2019	A	7,500	8,067,900
Philadelphia Gas Works	5.00%	8/1/2020	A	2,000	2,204,140
Philadelphia Water & Wastewater	5.00%	7/1/2019	A+	2,390	2,566,741
Philadelphia Water & Wastewater	5.00%	7/1/2020	A+	4,500	4,973,535
Portland Sewer Sys	5.00%	10/1/2022	AA	5,000	5,883,500
PR Elec Pwr Auth	5.25%	7/1/2018	Caa3	2,000	1,220,540
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2021	A3	4,350	4,969,570
San Diego Water	5.00%	8/1/2020	Aa3	7,000	7,808,220
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2021	AA-	5,125	5,765,215
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,886,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Stockton PFA - Wastewater (BAM)		5.00%	9/1/2020	AA	$1,000	$1,110,310
TEAC - Goldman Sachs		5.25%	9/1/2018	A3	5,755	6,025,715
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2018	A3	3,000	3,167,310
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2019	A3	1,000	1,089,640
Utility Debt Sec Auth - LIPA		5.00%	9/1/2022	A-	2,000	2,337,160
Western Muni Water Dist		1.50%#	10/1/2039	AA+	5,000	5,017,500
Wise Co IDA - VA Elec & Pwr Co		2.15%#	10/1/2040	A2	5,425	5,501,275
York Co EDA - VA Elec & Pwr Co		1.875%#	5/1/2033	A2	3,750	3,773,625
Total						208,278,969
Total Municipal Bonds (cost $1,349,092,572)						1,352,207,126

SHORT-TERM INVESTMENTS 17.74%

Municipal Bond 0.49%

General Obligation

Rockland Co GO (cost $8,060,275)		2.50%	3/22/2018	NR	8,000	8,062,800

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 17.25%

Corporate-Backed 3.12%

Columbia IDB - Alabama Pwr	0.96%	7/3/2017	12/1/2037	A1	31,650	31,650,000
St James Parish - Nucor Steel	1.05%	7/5/2017	11/1/2040	A-	20,000	20,000,000
Total						51,650,000

Education 0.28%

Met Govt Nashville H & E - Fisk Univ	1.20%	7/6/2017	12/1/2020	NR	4,635	4,635,000

General Obligation 3.18%

NYC GO	0.95%	7/3/2017	8/1/2038	AA	14,350	14,350,000
NYC GO	0.95%	7/3/2017	6/1/2044	AA	24,965	24,965,000
NYC GO	0.95%	7/3/2017	10/1/2039	Aa1	1,340	1,340,000
NYC GO (AGM)	1.02%	7/3/2017	11/1/2026	AA	12,050	12,050,000
Total						52,705,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 3.23%

AR DFA - Baptist Mem Hlth	0.75%	5/12/2016	9/1/2044	A-	$15,000	$15,000,000
IL Fin Auth - Advocate Hlth	0.91%	7/5/2017	11/1/2038	AA+	31,375	31,375,000
NJ Hlth - Christian Hlth Care Ctr	1.20%	7/6/2017	7/1/2038	A-	7,015	7,015,000
Total						53,390,000

Housing 0.13%

IN Hsg & Cmnty Dev - SF Mtge Rev	1.05%	7/3/2017	7/1/2039	Aaa	2,140	2,140,000

Other Revenue 0.79%

Pima Co IDA - Clark Co Detention†	1.19%	7/6/2017	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed - Maranatha Baptist	1.66%	7/6/2017	8/1/2026	BBB+	6,500	6,500,000
Total						13,000,000

Tax Revenue 0.41%

NYC TFA - Future Tax	1.00%	7/3/2017	11/1/2022	AAA	6,830	6,830,000

Utilities 6.11%

Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2029	A-	4,300	4,300,000
Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2041	A-	40,100	40,100,000
NYC Muni Water	1.00%	7/3/2017	8/1/2031	AAA	1,300	1,300,000
NYC Muni Water	1.02%	7/3/2017	6/15/2032	AA+	29,600	29,600,000
NYC Muni Water	1.02%	7/3/2017	8/1/2022	AAA	3,650	3,650,000
NYC Muni Water	1.02%	7/3/2017	11/1/2022	AAA	3,590	3,590,000
St Lucie Co PCR - FL Pwr & Lt Co	0.95%	7/3/2017	9/1/2028	Aa2	18,500	18,500,000
Total						101,040,000

Total Short-Term Investments (cost $285,390,000)						285,390,000

Total Investments in Securities 99.47% (cost $1,642,542,847)						1,645,659,926

Cash and Other Assets in Excess of Liabiities(h) 0.53%						8,813,603

Net Assets 100.00%						$1,654,473,529

Note: See Footnotes to Schedule of Investments on page 114 of this report.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
General Obligation	$—	$343,726,258	$7,440,922	(4)	$351,167,180
Remaining Industries	—	1,009,102,746	—		1,009,102,746
Variable Rate Demand Notes	—	285,390,000	—		285,390,000
Total	$—	$1,638,219,004	$7,440,922		$1,645,659,926

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$7,613,154
Accrued Discounts (Premiums)	(725)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(171,507)
Net Purchases	—
Net Sales	—
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of June 30, 2017	$7,440,922

Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$(171,507)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.66%

Corporate-Backed 6.42%

AL IDA - Office Max Rmkt AMT	6.45%#	12/1/2023	B3	$2,300	$2,302,760
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,228,080
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	3,600	3,926,880
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	593,021
Burke Co Dev - Oglethorpe Power	2.40%#	1/1/2040	A	4,000	3,991,520
CA Poll Ctl - Waste Mgmt AMT	3.00%	11/1/2025	A-	9,850	10,187,658
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,339,875
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,907,920
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,150,873
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B	3,915	4,017,260
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	10,000	10,339,700
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	4,195	4,283,305
IA Fin Auth - Iowa Fertilizer Co†	5.875%	12/1/2026	B	3,365	3,548,931
IN Fin Auth - US Steel	6.00%	12/1/2019	B	3,145	3,275,863
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2026	A1	9,425	11,045,629
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2027	A1	8,300	9,592,144
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	11,750	12,625,022
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,310,200
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB	6,780	7,653,535
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	A3	1,800	2,065,284
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,523,895
Martin Co IDA - Indiantown Cogen AMT†	4.20%	12/15/2025	Baa2	6,000	6,165,360
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	A-	8,000	8,324,400
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	2,570	1,542,000
Nez Perce CO Poll Ctl - Potlatch	2.75%	10/1/2024	Ba1	7,500	7,240,875
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-	6,420	6,434,959
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	2,405	2,480,685
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,383,579
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	15,124,884
NY Energy - Con Ed (XLCA)	1.365%#	5/1/2032	A2	10,000	9,012,000
NY Trans Dev Corp - American Airlines AMT	5.00%	8/1/2021	BB-	4,960	5,463,142
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	3,730	3,893,337
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	2,330	2,618,920
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,751,510
OK DFA - Waste Mgmt	2.375%#	12/1/2021	A-	1,665	1,715,333
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,715	7,120,452
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	7,710	8,391,024
St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB	10,500	11,180,295
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2030	Baa1	5,785	6,674,270
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	5,000	5,413,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Valdez Marine Term - BP	5.00%	1/1/2021	A1	$10,000	$11,076,600
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,265	1,421,139
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	5,891,150
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	2,842,000
Whiting Env Facs - BP AMT	5.00%#	11/1/2045	A1	6,855	7,831,838
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A1	5,000	5,625,450
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB	3,750	4,071,075
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-	2,125	2,171,878
Total					277,770,710

Education 6.12%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3	6,745	7,639,320
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	470,732
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	477,528
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,072,378
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,751,800
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750	3,386,432
Carnegie Mellon Univ(c)	5.00%	8/1/2028	AA	2,000	2,477,320
Carnegie Mellon Univ(c)	5.00%	8/1/2029	AA	1,605	1,970,298
Clemson Univ	5.00%	5/1/2027	Aa2	5,700	6,983,184
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	2,019,205
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,724,455
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,416,272
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	1,962,000
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,642,392
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,002,420
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,106,160
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,740,859
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,682,535
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,184,800
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB	2,855	3,200,198
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,867,200
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,091,905
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,078,550
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,620,900
MA DFA - Harvard Univ	5.00%	7/15/2030	AAA	11,880	14,491,462
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	NR	695	735,032
Marietta Dev Auth - Life Univ(c)	5.00%	11/1/2037	BA3	4,465	4,858,322
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3	1,150	1,182,798
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,714,825
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	2,051,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NJ Ed Facs - Montclair State Univ	5.00%	7/1/2025	A1	$410	$491,664
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2027	A1	3,560	4,288,198
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,907,750
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,720,700
NY Dorm - NYU	5.00%	7/1/2025	Aa2	500	617,685
NY Dorm - NYU	5.00%	7/1/2026	Aa2	1,600	1,990,016
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	2,037,489
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20	23,569
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,109,056
NY Dorm - Pace Univ	5.00%	5/1/2026	NR	20	23,569
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,086,114
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,411,340
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,836,236
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	602,020
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,908,737
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,255,835
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa1	1,500	1,688,640
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa1	1,360	1,521,935
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,000,840
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A3	1,000	1,185,250
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A3	2,630	3,141,666
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A3	1,000	1,190,900
Troy Cap Res Corp - RPI	5.00%	8/1/2027	A3	1,600	1,890,560
Univ California	5.00%	5/15/2026	AA	15,000	17,840,850
Univ California	5.00%#	5/15/2048	AA	10,000	11,930,900
Univ of Houston	5.00%	2/15/2029	AA	10,280	12,285,525
Univ of North Carolina - Chapel Hill	1.454%#	12/1/2041	AAA	15,000	15,001,200
Univ of North Carolina - Wilmington	5.00%	6/1/2021	A1	1,950	2,209,331
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	2,435	2,864,972
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	3,065,600
UT Brd Regents - Univ UT	5.00%	8/1/2022	AA+	3,500	4,099,515
Western MI Univ (AGC)	5.25%	11/15/2020	AA	3,980	4,183,179
Total					265,013,888

General Obligation 21.72%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,861,550
Bellwood GO	6.15%	12/1/2032	A	3,770	4,467,563
CA State GO	1.495%#	12/1/2031	AA-	5,000	5,072,800
CA State GO	5.00%	9/1/2021	AA-	15,500	17,804,075
CA State GO	5.00%	9/1/2021	AA-	13,685	15,719,275
CA State GO	5.00%	2/1/2022	AA-	20,000	23,204,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	9/1/2022	AA-	$5,580	$6,560,015
CA State GO	5.00%	9/1/2023	AA-	6,100	7,310,545
CA State GO	5.00%	3/1/2025	AA-	7,000	8,588,930
CA State GO	5.00%	10/1/2027	AA-	10,000	11,700,600
CA State GO	5.00%	9/1/2030	AA-	10,000	11,890,100
CA State GO	5.25%	10/1/2020	AA-	10,120	11,042,640
CA State GO	5.25%	3/1/2022	AA-	6,320	6,994,976
CA State GO	5.25%	9/1/2024	AA-	10,000	11,582,900
Carmel IN - Bond Bank	5.00%	7/15/2027	AA+	2,305	2,813,783
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,606,930
Chicago Brd Ed	5.00%	12/1/2022	B	13,200	11,787,336
Chicago Brd Ed	5.00%	12/1/2031	B	3,100	2,482,666
Chicago Brd Ed	9.00%#	3/1/2026	B	9,915	10,001,360
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,970,621
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,198,750
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,065,240
Chicago GO	5.00%	1/1/2034	BBB+	7,625	7,326,939
Chicago GO	5.125%	1/1/2027	BBB+	3,000	3,023,160
Chicago GO	5.25%	1/1/2028	BBB+	3,845	3,875,722
Chicago GO	5.625%	1/1/2030	BBB+	1,835	1,873,517
Chicago GO	6.00%	1/1/2038	BBB+	17,835	18,341,157
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,524,048
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,760,982
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,948,317
Clark CO Sch Dist	5.00%	6/15/2027	AA-	6,500	7,828,470
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,481,300
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,578,650
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,674,460
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,732,944
CT State GO	5.00%	10/15/2024	A+	7,500	8,582,400
CT State GO	5.00%	8/15/2027	A+	10,330	12,046,226
CT State GO	5.00%	10/15/2028	A+	12,500	14,477,625
Dallas ISD PSF GTD	5.00%#	2/15/2036	AAA	17,500	20,116,075
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,625,475
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	261,953
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,844,800
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	8,878,294
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,963,845
Hawaii GO	5.00%	4/1/2024	AA+	13,610	16,456,804
HI State GO	5.00%	8/1/2026	AA+	7,590	9,095,097
HI State GO	5.00%	10/1/2026	AA+	5,500	6,853,495
Honolulu GO	5.00%	10/1/2029	Aa1	10,000	11,924,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Houston GO	5.00%	3/1/2023	AA	$4,000	$4,717,920
Houston GO	5.00%	3/1/2024	AA	2,000	2,392,600
IL State GO	5.00%	2/1/2020	BBB-	2,175	2,250,124
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,788,145
IL State GO	5.00%	8/1/2022	BBB-	21,000	21,944,580
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,571,222
IL State GO	5.00%	6/1/2024	BBB-	10,000	10,383,600
IL State GO	5.00%	8/1/2024	BBB-	14,565	14,991,172
IL State GO	5.00%	1/1/2027	BBB-	12,010	12,217,653
IL State GO	5.00%	2/1/2028	BBB-	13,620	13,805,641
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,544,464
LA State GO	5.00%	8/1/2025	AA-	8,660	10,364,634
LA State GO	5.00%	5/1/2028	AA-	11,180	13,118,947
Los Angeles CCD	4.00%	8/1/2027	AA+	700	813,694
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,918,587
Los Angeles GO	5.00%	9/1/2021	AA	5,180	5,968,189
Los Angeles Usd	5.00%	7/1/2026	Aa2	10,000	12,512,200
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,234,121
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,529,180
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,836,925
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,575,680
MA State GO	5.00%	8/1/2023	Aa1	9,950	11,400,312
MA State GO	5.00%	8/1/2024	Aa1	5,000	6,076,100
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,759,526
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,245,512
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,862,563
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,208,600
NJ State GO	5.00%	6/1/2029	A-	5,000	5,672,200
NV State GO	5.00%	11/1/2026	AA	7,500	9,072,675
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,720,650
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,982,850
NY Dorm - Sch Dist Fin	5.00%	10/1/2022	A+	15,000	17,543,250
NYC GO	5.00%	10/1/2021	AA	6,000	6,895,920
NYC GO	5.00%	8/1/2022	AA	10,010	11,434,823
NYC GO	5.00%	8/1/2024	AA	15,000	18,205,950
NYC GO	5.00%	8/1/2025	AA	10,000	12,078,300
NYC GO	5.00%	8/1/2025	AA	12,000	14,221,080
NYC GO	5.00%	8/1/2026	AA	5,235	6,003,760
Ohio St GO	5.00%	5/1/2025	Aa1	5,000	6,166,150
PA State GO	5.00%	1/15/2028	AA-	10,000	12,004,000
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,438,540
Philadelphia Sch Dist (AGM)	5.00%	6/1/2030	AA	5,000	5,673,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA		$5,000	$5,639,050
Port Oakland AMT (c)	5.00%	11/1/2023	A		5,095	6,014,138
Port Oakland AMT (c)	5.00%	11/1/2024	A		6,100	7,291,940
Port Oakland AMT (c)	5.00%	11/1/2025	A		2,875	3,469,205
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA		855	910,626
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	Caa3		550	572,534
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		1,620	1,620,551
PR Pub Bldg Auth GTD(e)	5.25%	7/1/2029	Caa3		2,040	1,116,900
PR Pub Bldg Auth GTD (AMBAC)	5.50%#	7/1/2035	Caa3		4,245	4,245,000
RI State GO	5.00%	8/1/2022	AA		6,480	7,576,157
RI State GO	5.00%	8/1/2029	AA		7,500	9,197,325
San Diego Comm Clg	5.00%	8/1/2026	Aaa		9,600	11,239,296
San Francisco City & Co USD	4.00%	6/15/2021	Aa2		9,740	10,493,584
San Francisco Co USD	5.00%	6/15/2027	Aa2		5,000	6,028,750
TX State GO	5.00%	10/1/2022	AAA		13,000	15,318,680
TX State GO	5.00%	10/1/2024	AAA		10,000	12,230,100
TX State GO	5.00%	10/1/2026	AAA		10,000	11,958,100
TX State GO	5.00%	10/1/2028	AAA		6,810	8,492,342
WA State GO	5.00%	8/1/2022	AA+		14,245	16,327,334
WA State GO	5.00%	1/1/2024	AA+		5,000	5,452,400
WI State GO	5.00%	11/1/2022	AA		5,205	6,138,777
Williamson Co GO	5.00%	2/15/2021	AAA		5,640	6,377,486
Total						939,679,074

Health Care 11.44%

Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	4,223,880
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,069,750
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,013,260
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,034,020
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		7,000	7,197,610
AR DFA - Baptist Mem Hlth	2.46%#	9/1/2044	A-		12,000	12,112,080
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,180,550
AZ Hlth Facs - Phoenix Childrens Hsp	2.76%#	2/1/2048	BBB+		14,500	14,736,640
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,500,700
Banner Health	5.00%	1/1/2028	AA-		5,000	6,131,250
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,612,150
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,775,297
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,151,140
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,292,440
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,559,003
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,192,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		$1,300	$1,444,768
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,722,340
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	AA-		1,150	1,369,443
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	AA-		1,250	1,480,738
CA Hlth - Prov St Josephs	4.00%#	10/1/2036	AA-		6,000	6,787,260
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,754,483
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,119,000
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2027	AA-		7,700	9,615,914
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,778,408
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	AA-		5,200	5,206,240
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,105	1,105,553
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,611,150
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	4,957,110
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,020	1,079,996
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,405,240
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,289,761
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,438,413
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,131,210
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	500	501,305
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,389,597
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,293,440
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		810	859,426
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	621,234
CO Hlth Facs - Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,467,032
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,584,753
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,240,116
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2037	NR		5,000	5,387,150
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,043,264
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,116,140
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	878,848
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,674,320
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	NR		3,085	3,398,590
Eisenhower Med Ctr(c)	5.00%	7/1/2029	Baa2		900	1,050,948
Eisenhower Med Ctr(c)	5.00%	7/1/2031	Baa2		1,500	1,730,610
Eisenhower Med Ctr(c)	5.00%	7/1/2033	Baa2		1,000	1,141,800
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,550,075
Franklin Hlth - Proton Therapy†	6.50%	6/1/2027	NR		5,000	5,007,450
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,602,872
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,113,620
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		385	398,806
Guadalupe Co - Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,245,250
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,822,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	$1,385	$1,568,152
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,160	1,214,682
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	563,732
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	A-	(a)	1,500	1,648,200
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,080,143
IL Fin Auth - Northwest Comm Hsp	5.00%	7/1/2034	A+		5,000	5,602,650
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA		2,500	2,730,875
IL Fin Auth - Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,765,797
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,913,010
Karnes Co Hsp Dist	5.00%	2/1/2024	A	(a)	1,710	1,871,869
Karnes Co Hsp Dist	5.00%	2/1/2034	A	(a)	1,000	1,067,960
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2037	BB	(a)	2,000	2,115,000
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,428,669
KY EDFA - Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,850,388
KY EDFA - Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,742,200
MA DFA - CareGroup	5.00%	7/1/2026	A-		5,985	7,279,256
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,193,742
MD Hlth & HI Ed - Univ MD Med Sys	5.00%	7/1/2020	NR		820	881,475
MD Hlth & HI Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		2,915	3,125,201
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,870,150
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,419,371
Meadville Med Center	6.00%	6/1/2036	NR		1,915	2,014,599
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,453,994
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,459,952
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,669,470
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,957,470
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,534,200
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,273,680
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,361,500
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,028,660
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		960	992,227
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,775,444
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,246,520
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	12,155,040
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,340,590
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,622,701
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,846,548
New Hope - Carillon	5.00%	7/1/2036	NR		1,250	1,291,100
New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(a)	850	899,428
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		1,200	1,200,228
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,999,940
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,247,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - AHS Hsp Corp	5.00%	7/1/2024	AA-		$3,200	$3,843,808
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	AA-		70	72,594
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2028	NR		5,500	6,590,155
NJ Hlth - St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,471,717
NJ Hlth - St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,798,451
NJ Hlth - St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,222,694
NJ Hlth - St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,227,505
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,097,209
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,941,540
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,297,480
NJ Hlth - Virtua Hlth (AGC)	5.50%	7/1/2020	AA		5,455	5,927,512
NM Hsp - Haverland	5.00%	7/1/2032	BBB	(a)	1,000	1,060,090
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Baa3		1,000	1,063,110
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,500	1,732,725
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2027	Baa3		1,300	1,487,720
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2028	Baa3		2,000	2,267,080
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,714,920
Palomar Hlth	5.00%	11/1/2036	BBB-		2,980	3,263,189
Palomar Hlth Care Dist COP	5.25%	11/1/2021	BBB-		3,760	4,032,675
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,232,788
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,529,250
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	AA-		10,000	11,055,400
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,079,999
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,026,230
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	826,995
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,252,410
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	5,163,705
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,860	1,861,339
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		1,790	1,795,191
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,254,980
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2037	BBB-	(a)	1,250	1,363,950
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	BBB+	(a)	3,975	4,587,985
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	NR		1,300	1,503,463
WA Hlth - Fred Hutchinson Cancer Ctr	1.92%#	1/1/2042	A		4,000	4,004,360
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,800	1,800,486
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,325	1,403,665
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,496,448
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,159,140
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,189,030
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(a)	1,100	1,103,916
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa3		3,450	3,780,889
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa3		2,275	2,456,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		$1,000	$1,029,240
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,010,430
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,335	1,371,352
Total						494,952,814

Housing 0.60%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	591,535
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,171,688
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2024	Baa1		1,000	1,168,990
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,176,550
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,184,430
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	881,842
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,542,300
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2030	BBB-		6,000	6,631,080
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,706,874
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,746,325
NYC IDA - Yankee Stadium (FGIC)	3.02%#	3/1/2021	Baa1		3,850	3,863,013
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	NR		60	61,095
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,183,935
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,136,600
Total						26,046,257

Lease Obligations 5.56%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,676,750
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,572,310
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		19,195	23,349,758
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,687,092
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,152,180
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,884,180
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A		2,450	2,641,982
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,670,597
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	4,072,498
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A-		4,000	4,203,280
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A-		6,405	6,728,581
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,038,688
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,716,437
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR		1,768	247,520
Hudson Yards	5.00%	2/15/2029	Aa3		3,500	4,246,515
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,327,780
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,993,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

IN Fin Auth - Water	5.00%	2/1/2023	AAA	$6,850	$8,122,319
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,320,684
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	Aa3	10,000	11,910,800
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1	3,200	3,735,808
LA PFA - Hurricane Recovery	5.00%	6/1/2024	A1	6,840	8,117,986
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,466,812
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2	3,865	4,416,342
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2	6,915	7,898,313
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+	5,085	5,452,951
NJ EDA - Sch Facs	5.25%	12/15/2020	BBB+	8,125	8,493,794
NJ EDA - Sch Facs	5.25%	9/1/2023	NR	3,455	3,925,675
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+	6,545	6,975,857
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+	5,550	5,843,040
NJ EDA - Transit Proj	5.00%	5/1/2018	BBB+	1,425	1,460,711
NJ EDA - Transit Proj	5.00%	5/1/2019	BBB+	3,000	3,139,050
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A	1,000	1,094,180
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,206,945
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,053,603
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA	1,750	2,105,582
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA	1,500	1,780,650
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	8,782,572
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	9,849,437
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,823,920
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,220,900
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,875,909
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	5,038,971
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,521,521
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,255,012
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA	1,000	1,168,960
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA	1,000	1,192,010
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA	2,000	2,416,300
Twin Rivers USD COP (AGM)	3.20%#	6/1/2041	AA	1,910	1,910,000
Total					240,786,237

Other Revenue 4.27%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-	11,300	12,050,772
Baker Correctional Dev	7.50%	2/1/2030	NR	1,200	941,436
Black Belt Energy - RBC	4.00%#	8/1/2047	A1	6,375	6,951,236
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2023	BBB-	1,000	1,173,820
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2026	BBB-	5,420	6,494,136
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027	BBB-	6,500	7,772,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		NR		$780	$852,602
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		NR		1,935	2,114,278
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2029		AA		1,500	1,626,060
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,210,865
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,676,800
CA Infra & Econ Dev - Segerstrom Center	5.00%	7/1/2023		A-		5,730	6,727,020
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036		BBB		1,600	1,755,664
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019		NR		5,000	4,978,950
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,698,706
Clarksville Nat Gas Aquis Corp - ML	5.00%	12/15/2021		Baa1		2,380	2,670,146
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,794,075
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,786,150
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,495,150
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032		BBB		915	996,517
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,673,275
CT State Revolving Fund	5.00%	5/1/2029		AAA		2,000	2,452,440
CT State Revolving Fund	5.00%	5/1/2030		AAA		3,000	3,652,260
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,284,040
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB	(a)	3,000	3,379,290
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,263,700
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,103,450
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		605	630,047
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,437,223
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,480,240
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,956,350
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,610,325
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	420,000
Michigan St Strategic FD Escrow(f)	Zero Coupon	—	(g)	NR		400	40
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+		3,835	4,928,704
NYC Cultural - MOMA	4.00%	4/1/2027		AA		3,500	4,052,405
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A		5,000	5,623,050
PA IDA - Economic Dev	5.00%	7/1/2019		A+		3,500	3,737,405
PA IDA - Economic Dev	5.00%	7/1/2020		A+		2,000	2,195,660
Philadelphia Gas Works	5.00%	10/1/2022		A		5,000	5,774,300
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,370,140
Phoenix IDA - Basis Schs†	5.00%	7/1/2035		BB		2,350	2,445,669
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa1		2,400	2,776,968
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023		A3		9,365	11,117,566
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023		A3		5,000	5,803,300
Total							184,934,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 2.30%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	$5,500	$5,857,665
Allentown Neighborhood Impt(c)	5.00%	5/1/2042	BA1	1,250	1,323,525
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020	A2	1,300	1,377,610
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,104,320
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,072,590
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,651,650
CT Spl Tax - Trans Infra	5.00%	9/1/2028	AA	10,000	11,512,200
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,627,970
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,345,226
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,167,571
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	787,403
MTA NY - Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	23,660,340
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,558,578
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,105,800
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	6,926,853
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,859,474
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,129,138
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,489,366
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,204,515
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,386,645
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	155	161,964
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	3,080	3,159,279
Village CDD #12	3.25%	5/1/2026	NR	4,000	3,957,560
Village CDD #9	5.00%	5/1/2022	NR	960	1,004,352
Village CDD #9	5.25%	5/1/2031	NR	1,710	1,854,991
Village CDD #9	5.75%	5/1/2021	NR	1,835	1,955,615
Village CDD #9	6.75%	5/1/2031	NR	2,350	2,622,459
Total					99,414,659

Tax Revenue 6.77%

AZ Transp Brd - Excise Tax	5.00%	7/1/2022	AA+	5,000	5,863,950
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,235,370
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,456,780
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,711,388
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	6,084,350
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-	5,000	5,963,600
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,035,260
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,031,310
Jacksonville Sales Tax	5.00%	10/1/2021	A+	2,500	2,864,425
Kansas Dept Trans	5.00%	9/1/2026	AAA	5,000	6,178,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

LA Stadium & Expo Dist	5.00%	7/1/2021	A3		$1,030	$1,160,882
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,565,076
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,569,870
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,496,188
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,025,879
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,559,473
Met Pier & Expo Auth - Mccormick Place	5.00%	12/15/2022	BB+		5,020	5,293,289
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BB+		10,070	10,197,083
MTA NY - Dedicated Tax	1.36%#	11/1/2026	AA		7,500	7,501,050
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,694,479
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,272,130
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,130,130
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	533,285
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,624,100
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	17,614,479
NY Dorm - PIT	5.25%	2/15/2023	AAA		7,710	8,223,717
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA		11,645	14,096,040
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	17,908,650
NY UDC - PIT	5.00%	3/15/2026	AAA		10,000	12,310,500
NY UDC - PIT	5.00%	12/15/2026	AAA		595	605,912
NY UDC - PIT	5.00%	3/15/2031	AAA		10,000	11,977,700
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,395,700
NYC TFA - Future Tax	5.50%	11/1/2027	AAA		8,850	10,072,185
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,410	1,518,457
Orange Co Tourist Tax(c)	5.00%	10/1/2029	AA-		10,000	12,572,900
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,726,620
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,157,757
PR Corp Sales Tax	5.00%	8/1/2040	Caa3		2,000	1,200,000
PR Corp Sales Tax	5.25%	8/1/2027	Ca		1,650	429,000
PR Corp Sales Tax	5.25%	8/1/2041	Ca		5,470	1,422,200
PR Corp Sales Tax	5.50%	8/1/2023	Ca		9,465	2,460,900
PR Corp Sales Tax	5.50%	8/1/2028	Ca		8,630	2,243,800
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		8,000	4,800,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	5,819,450
WI Trsp	5.00%	7/1/2024	AA+		5,000	6,100,950
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,317,540
Total						293,022,004

Tobacco 4.03%

Buckeye Tobacco	5.125%	6/1/2024	B-		21,490	20,779,756
Buckeye Tobacco	5.75%	6/1/2034	B-		6,360	6,165,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye Tobacco	5.875%	6/1/2030	B-	$25,090	$24,588,953
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,806,200
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,191,000
Golden St Tobacco	5.00%	6/1/2033	B+	14,715	14,815,062
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,935	4,936,431
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,785	2,785,836
MI Tob Settlement	5.125%	6/1/2022	B-	4,880	4,879,951
MI Tob Settlement	5.25%	6/1/2022	B-	6,545	6,545,196
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	1,965	1,965,727
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,698,815
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,800,825
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,224,460
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,141,100
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,128,190
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,164,862
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,764,286
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,353,625
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,646,500
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	10,825	10,848,923
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	5,000	5,004,000
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	10,500	10,385,970
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	10,000	10,025,400
TSASC	5.00%	6/1/2029	A-	5,775	6,741,851
Total					174,388,812

Transportation 17.00%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	905,910
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,181,740
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,345,640
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,470,163
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,361,820
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,332,940
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	4,046,035
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,143,552
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,884,800
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,757,033
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,430,290
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-	2,500	2,920,950
Bay Area Toll Auth	1.353%#	4/1/2045	Aa3	7,200	7,232,040
Bay Area Toll Auth	1.61%#	4/1/2047	AA	6,000	6,034,440
Bay Area Toll Auth	2.00%#	4/1/2034	AA	9,000	9,155,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	5.00%	1/1/2030	BBB+	$800	$927,024
Central TX Mobility Auth	5.00%	1/1/2031	BBB+	1,675	1,929,299
Central TX Mobility Auth	5.00%	1/1/2032	BBB+	2,000	2,292,880
Central TX Mobility Auth	5.00%	1/1/2033	BBB	3,010	3,341,341
Central TX Mobility Auth	5.75%	1/1/2020	BBB+	1,000	1,107,220
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,644,627
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,906,425
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,806,286
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,723,655
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	8,560,350
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	7,054,108
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,431,880
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,643,117
Chicago O’Hare Arpt	5.00%	1/1/2031	A	6,500	7,473,895
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	13,105,127
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,647,400
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	6,410	7,518,930
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,193,775
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA	1,200	1,431,660
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA	2,000	2,357,360
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,547,382
Delaware River Port Auth	5.00%	1/1/2027	A-	1,835	2,031,106
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,694,075
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	1,000	1,204,030
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	1,920	2,294,995
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1	2,025	2,395,251
E - 470 Hwy Auth	5.00%	9/1/2020	A-	900	998,397
FL Expwy Auth	5.00%	7/1/2028	A	3,500	4,190,970
FL Tpk Auth - Dept Trans	5.00%	7/1/2025	AA	5,000	6,155,950
FL Tpk Auth - Dept Trans	5.00%	7/1/2026	Aa2	9,160	11,156,330
Foothill / Eastern Corridor Toll Rd	5.00%#	1/15/2053	BBB-	12,000	12,725,640
HI Arpts Sys AMT	5.00%	7/1/2022	A+	5,130	5,695,993
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	8,698,080
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,705,800
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,612,750
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,168,380
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,946,887
KY Tpk Auth	5.00%	7/1/2026	Aa2	5,215	6,010,131
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,408,460
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-	5,870	6,865,317
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,410,900
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,873,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Louisville Regl Airport AMT	5.00%	7/1/2023	A+	$2,250	$2,624,872
MA Port Auth - Delta Airlines AMT (AMBAC)	2.014%#	1/1/2031	NR	9,000	7,804,890
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,035	2,190,739
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	790	850,459
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,393,867
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,703,430
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,791,707
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	6,006,222
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,055,695
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	2,029,493
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,319,420
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,950,500
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	4,057,165
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,084,745
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,082,800
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	6,035,750
MTA NY	5.00%	11/15/2021	AA-	1,500	1,724,085
MTA NY	5.00%	11/1/2023	AA-	5,640	6,613,972
MTA NY	5.00%	11/15/2025	AA-	3,500	4,144,560
MTA NY	5.25%	11/15/2028	AA-	6,355	7,724,439
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,159,570
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,175,780
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,216,800
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,410,370
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,550,192
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,547,350
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,604,900
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,473,336
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,476,040
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,821,600
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,767,400
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,796,641
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	8,178,392
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,254,485
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,849,350
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,941,650
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,210,432
North TX Twy Auth	6.25%	1/1/2024	A	935	1,004,629
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,171,000
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	10,060,940
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,096,930
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,598,875
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,469,240
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,268,606
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	857,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth	5.00%	1/1/2022	A	$1,600	$1,845,840
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,346,316
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,157,232
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,947,846
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,182,540
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,568,400
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,079,985
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,372,324
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,777,910
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,432,561
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,721,745
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,381,677
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,960,300
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,862,201
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,763,032
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,558,660
Port Auth NY & NJ AMT	5.00%	9/1/2022	AA-	5,000	5,802,600
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,753,834
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,129,430
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,694,660
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,258,745
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	318,938
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,130,063
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	787,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,118,380
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,744,101
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,031,644
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,073,792
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,137,151
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,774,975
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,697,490
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,537,120
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,517,260
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,421,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,589,257
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB	7,500	8,423,100
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,427,292
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,664,902
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,936,929
San Jose Arpt AMT	5.00%	3/1/2035	NR	1,500	1,726,665
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,929,982
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	AA-	2,500	2,803,175
St Louis Arpt - Lambert Intl Arpt (AGM)	5.00%	7/1/2023	AA	5,000	5,916,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

St Louis Arpt - Lambert Intl Arpt (AGM)	5.00%	7/1/2024	AA	$2,000	$2,405,280
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,566,859
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,516,958
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,376,320
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	6,910,402
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	3,046,867
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,479,650
VA St Trans(c)	5.00%	5/15/2025	AA+	8,140	10,003,409
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,375,700
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,412,500
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,868,473
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,325,740
WI State Trans Rev	5.00%	7/1/2024	AA+	4,600	5,612,874
WI State Trans Rev	5.00%	7/1/2025	AA+	7,600	9,407,888
Total					735,855,371

Utilities 12.43%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,180,983
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,801,840
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,456,780
Anaheim Electric	5.00%	10/1/2030	AA-	2,750	3,108,490
Anaheim Electric	5.00%	10/1/2032	AA-	6,500	7,330,375
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	45	52,018
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	NR	105	124,181
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,393,325
Chicago Wastewater	5.00%	1/1/2029	A	4,335	4,878,392
Chicago Wastewater	5.00%	1/1/2030	A	6,500	7,253,415
Chicago Water	5.00%	11/1/2024	A	8,690	10,015,312
Chicago Water	5.00%	11/1/2025	A	2,625	3,017,227
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	18,197,250
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,407,328
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,001,288
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,711,200
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	10,635,651
Fairfax Co Water	5.00%	4/1/2027	AAA	5,000	6,320,900
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,638,552
FL Muni Pwr Agy	5.00%	10/1/2029	A2	3,355	4,015,264
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	3,933,167
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,095,490
Guam Waterworks Auth	5.00%	7/1/2036	A-	1,000	1,080,340
HI Dept Budget - Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	7,000	7,015,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Houston Util Sys	5.00%	5/15/2022	AA	$3,000	$3,502,410
Houston Util Sys	5.00%	11/15/2022	AA	5,000	5,903,350
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,800,280
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,396,440
Imperial Irrigation Dist	5.00%	11/1/2032	AA-	2,000	2,367,400
IN Muni Pwr	5.00%	1/1/2025	A+	1,000	1,204,530
IN Muni Pwr	5.00%	1/1/2026	A+	1,200	1,457,772
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,762,312
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,167,787
Long Beach Nat Gas - ML	2.222%#	11/15/2026	BBB+	4,000	3,802,360
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,230,823
Long Island Power Auth	5.00%	9/1/2027	A-	6,000	7,307,940
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2022	NR	55	62,880
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2022	Aa2	4,195	4,817,202
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	11,996,700
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,930	4,327,323
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A1	5,225	5,924,784
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A1	5,005	5,593,338
Main St Nat Gas - ML	5.00%	3/15/2021	BBB+	2,500	2,765,550
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,782,874
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	6,688,126
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,635,557
MI Strat Fund - Detroit Edison	1.45%#	8/1/2029	Aa3	3,500	3,451,175
MI Strat Fund - Detroit Edison	1.45%#	9/1/2030	Aa3	1,000	986,050
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,337,460
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,780,485
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,124,163
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,383,425
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	9,831,879
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,532,790
New Orleans Sewer	5.00%	6/1/2021	A	400	447,544
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB+	8,000	8,624,720
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,121,136
Northern IL Muni Power	5.00%	12/1/2025	A2	2,710	3,211,513
Northern IL Muni Power	5.00%	12/1/2026	A2	2,315	2,760,846
OH Air Quality - FirstEnergy	3.625%#	10/1/2033	CCC	1,000	435,340
OH Air Quality - FirstEnergy	3.625%#	10/1/2033	CCC	2,000	870,680
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC	10,865	4,732,685
OH Air Quality - FirstEnergy	5.70%	8/1/2020	CCC	3,750	1,631,625
OH Air Quality - Firstenergy AMT	3.95%#	11/1/2032	CCC	3,000	1,305,990
OH Wtr Dev Auth	5.00%	6/1/2023	AAA	5,500	6,573,160
OH Wtr Dev Auth	5.00%	6/1/2030	AAA	5,000	6,129,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

OH Wtr Dev Auth - Firstenergy AMT	3.95%#	11/1/2032	CCC	$6,000	$2,611,980
Omaha Pub Pwr Dist	5.00%	2/1/2029	AA	5,000	6,044,500
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,041,526
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A1	5,000	5,249,100
Philadelphia Gas Works	5.00%	8/1/2026	A	1,000	1,188,890
Philadelphia Gas Works	5.00%	8/1/2027	A	1,000	1,176,850
Philadelphia Water & Wastewater	5.00%	7/1/2022	A+	3,090	3,575,501
Phoenix Ariz Civic Impt Corp Wtr Sys Rev Rfdg-Jr Lien-Ser B	5.00%	7/1/2023	AAA	8,025	9,606,968
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2027	AAA	5,010	5,992,611
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,317,288
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,271,550
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,772,667
Piedmont Muni Pwr Agy	5.25%	1/1/2019	NR	555	566,489
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	1,445	1,472,990
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A-	10,640	11,615,050
Portland Sewer	5.00%	6/15/2022	AA	5,000	5,846,050
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	5,030	4,244,062
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	1,035	633,938
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	2,390	1,463,875
PR Elec Pwr Auth	5.25%	7/1/2019	Caa3	2,000	1,221,080
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	2,350	1,439,375
PR Elec Pwr Auth	7.00%	7/1/2033	Caa3	4,000	2,450,000
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	725	444,063
PR Elec Pwr Auth (AGM)	1.289%#	7/1/2029	AA	5,720	4,576,000
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2021	A3	2,360	2,696,135
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,058,250
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,401,354
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	6,055	7,301,906
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	BBB+	5,000	6,210,150
San Antonio Elec & Gas	5.00%	2/1/2029	Aa1	7,340	8,960,599
San Diego Water	5.00%	8/1/2022	Aa3	3,000	3,526,710
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,299,219
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,256,068
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	4,840,520
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,278,160
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,201,200
TEAC - Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,078,105
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,421,320
TEAC - Goldman Sachs	5.25%	9/1/2024	A3	8,640	10,311,926
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	23,000	26,502,210
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	2,000	2,233,460
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	2,000	2,222,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	BBB+	$4,710	$5,336,006
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	BBB+	2,925	3,380,071
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	BBB+	26,660	32,631,040
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	5,938,597
Utility Debt Sec Auth - Lipa	5.00%	6/15/2028	AAA	5,915	7,290,415
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,155,060
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,768,560
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3	1,830	1,778,925
Wyandotte CO Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,534,173
Total					537,870,184
Total Municipal Bonds (cost $4,181,927,307)					4,269,734,550

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS

Variable Rate Demand Notes 1.01%

General Obligation 0.12%

NYC GO	0.95%	7/3/2017	8/1/2038	AA	2,200	2,200,000
NYC GO (AGM)	1.02%	7/3/2017	11/1/2026	AA	2,890	2,890,000
Total						5,090,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 0.18%

IL Fin Auth - Advocate Hlth	0.91%	7/5/2017	11/1/2038	AA+	$8,000	$8,000,000

Housing 0.01%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.05%	7/3/2017	7/1/2039	Aaa	560	560,000

Money Market Securities 0.18%

Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2029	A-	7,500	7,500,000
NYC Muni Water	1.02%	7/3/2017	11/1/2022	AAA	125	125,000
Total						7,625,000

Tax Revenue 0.08%

NYC TFA - Future Tax	1.00%	7/3/2017	11/1/2022	AAA	3,460	3,460,000

Utilities 0.44%

Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2041	A-	13,300	13,300,000
NYC Muni Water	1.00%	7/3/2017	8/1/2031	AAA	5,300	5,300,000
NYC Muni Water	1.02%	7/3/2017	8/1/2022	AAA	250	250,000
Total						18,850,000

Total Short-Term Investments (cost $43,585,000)						43,585,000

Total Investments in Securities 99.67% (cost $4,225,512,307)						4,313,319,550

Cash and Other Assets in Excess of Liabilities(h) 0.33%						14,168,454

Net Assets 100.00%						$4,327,488,004

Note: See Footnotes to Schedule of Investments on page 114 of this report.

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2017	133	Short	$(20,440,438)	$(147,784)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$274,928,710	$2,842,000	(4)	$277,770,710
Lease Obligations	—	240,538,717	247,520	(4)	240,786,237
Other Revenue	—	184,934,500	40	(5)	184,934,540
Remaining Industries	—	3,566,243,063	—		3,566,243,063
Variable Rate Demand Notes	—	43,585,000	—		43,585,000
Total	$—	$4,310,229,990	$3,089,560		$4,313,319,550
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(147,784)	—	—		(147,784)
Total	$(147,784)	$—	$—		$(147,784)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$3,491,311
Accrued Discounts (Premiums)	0
Realized Gain (Loss)	0
Change in Unrealized Appreciation (Depreciation)	(401,751)
Purchases	0
Sales	0
Net Transfers into Level 3	0
Net Transfers out of Level 3	0
Balance as of June 30, 2017	$3,089,560
Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$(401,751)

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.29%

Corporate-Backed 3.02%

Beaver Co IDA - FirstEnergy Rmkt	2.70%#	4/1/2035	CCC	$1,500	$639,510
Citizens Property Insurance Corp	5.00%	6/1/2021	A+	550	623,144
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2	770	848,771
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB	200	227,308
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	500	507,400
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	A3	330	361,373
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	500	538,845
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	110	114,817
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	185	190,593
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB	1,250	1,252,675
Warren Co - Intl Paper	5.80%	5/1/2034	BBB	100	111,004
Warren Co - Intl Paper	6.50%	9/1/2032	BBB	255	269,724
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB-	500	513,045
Total					6,198,209

Education 9.58%

Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	325	374,875
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2047	A-	150	172,526
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3	20	20,629
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	250	283,730
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	250	265,318
CO Ed Facs - Univ of Denver	5.00%	3/1/2040	A1	500	579,615
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA	410	471,881
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	100	102,674
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	325	366,356
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-	250	279,400
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-	475	544,079
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	868,178
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-	175	196,637
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2047	A	1,250	1,438,712
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	100	100,242
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	500	501,090
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3	500	500,055
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2	600	667,470
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2	750	819,630
MA DFA - Harvard Univ	5.00%	7/15/2040	AAA	1,500	1,961,940
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2	500	572,900
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2	150	170,588
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2	100	112,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3	$125	$127,440
Morgan State Univ	5.00%	7/1/2027	A+	670	766,989
Morgan State Univ	5.00%	7/1/2030	A+	350	398,699
Morgan State Univ	5.00%	7/1/2032	A+	450	511,241
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	A	225	236,837
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	160	171,144
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1	250	267,823
NY Dorm - Pace Univ	5.00%	5/1/2029	NR	10	11,785
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	245	268,917
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	B3	140	140,991
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,129,870
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-	905	995,735
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2044	Baa1	1,000	1,081,780
Schenectady Co CRC - Union College	5.00%	1/1/2047	A1	450	518,602
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1	715	805,812
Univ of Vermont(c)	5.00%	10/1/2043	Aa3	740	856,047
Total					19,661,091

Financial Services 0.24%

IN Bd Bk - JP Morgan	1.746%#	10/15/2022	A3	500	486,505

General Obligation 17.73%

Allegheny Co GO	5.00%	11/1/2041	AA-	1,000	1,143,150
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	635,894
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	900	1,011,429
CA State GO	5.00%	9/1/2032	AA-	500	594,030
CA State GO	5.00%	8/1/2038	AA-	400	467,600
CA State GO	5.375%	11/1/2035	AA-	400	452,084
CA State GO	5.50%	3/1/2040	AA-	975	1,077,648
CA State GO	6.50%	4/1/2033	AA-	300	327,939
Chicago Brd Ed	5.00%	12/1/2042	B	575	453,497
Chicago Brd Ed	6.50%	12/1/2046	B	100	90,363
Chicago GO	5.00%	1/1/2034	BBB+	1,000	966,220
Chicago GO	5.00%	1/1/2034	BBB+	500	480,455
Chicago GO	5.25%	1/1/2027	BBB+	270	268,207
Chicago GO	5.50%	1/1/2035	BBB+	230	227,707
Chicago GO	5.50%	1/1/2037	BBB+	985	974,549
Chicago GO	5.625%	1/1/2030	BBB+	275	280,772
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,542,570
Chicago O’Hare Arpt	5.00%	1/1/2033	A	350	406,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Cook Co GO	5.00%	11/15/2031	AA-	$350	$387,744
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,666,005
DC GO	4.00%	6/1/2037	Aa1	625	667,131
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	503,575
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	466,432
Frederick Co GO	5.00%	2/1/2029	Aaa	1,000	1,269,390
Frederick Co GO	5.00%	2/1/2030	Aaa	1,500	1,906,035
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	248,949
IL State GO	4.00%	6/1/2034	BBB-	550	492,943
IL State GO	5.00%	6/1/2027	BBB-	855	870,330
IL State GO	5.00%	1/1/2033	BBB-	575	577,973
IL State GO	5.00%	1/1/2035	BBB-	1,000	1,004,110
IL State GO	5.50%	7/1/2033	BBB-	100	103,237
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,114,460
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,083,780
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	564,970
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,033,280
MA State GO	4.00%	2/1/2045	Aa1	1,000	1,035,400
Middletown CSD	5.25%	12/1/2040	AA	250	287,810
NYC GO	5.00%	8/1/2023	AA	705	840,409
NYC GO	5.00%	8/1/2027	AA	575	678,885
NYC GO	5.00%	12/1/2041	AA	400	465,112
PA State GO	4.00%	9/15/2030	AA-	1,000	1,078,940
Philadelphia GO	5.25%	7/15/2031	A+	600	689,034
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	430,704
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	428,652
PR Comwlth GO(e)	4.75%	7/1/2018	Caa3	370	216,195
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3	250	149,063
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3	1,040	620,100
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2027	Caa3	220	119,350
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,874
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A2	1,000	1,099,230
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	496,011
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	196,009
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	860,873
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	598,055
Yosemite CCD	5.00%	8/1/2029	Aa2	500	598,085
Total					36,405,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.15%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-		$300	$337,854
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		345	386,931
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	514,578
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		640	697,350
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	847,914
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	310,250
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		375	479,569
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	541,120
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	822,953
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	120,723
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	306,936
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+		750	794,700
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	BBB+		165	174,014
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	703,405
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	587,725
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	149,223
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	159,117
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	16,059
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		850	941,545
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		500	548,855
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	574,748
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	158,646
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	530,942
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	469,044
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		30	31,216
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	519,070
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	250,082
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	845,459
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	300,787
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	Aaa		315	344,544
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		220	240,634
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		300	347,268
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		780	849,896
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A-		930	1,033,528
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	268,928
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		1,000	1,138,610
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		450	496,494
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	503,958
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	673,115
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	439,540
Meadville Med Center	6.00%	6/1/2046	NR		160	166,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Meadville Med Center	6.00%	6/1/2051	NR	$185	$191,827
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1	150	166,947
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-	20	21,753
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA	1,000	1,122,850
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR	1,070	1,077,522
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+	150	156,468
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-	1,100	1,220,164
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	225	202,374
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA	135	153,945
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	Baa3	1,000	1,088,750
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-	250	270,900
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+	950	1,141,890
St Paul Hsg - Healtheast	5.25%	11/15/2028	BBB-	1,000	1,086,340
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+	140	156,118
Westchester CO Hlth Care	6.00%	11/1/2030	BBB	110	122,150
Westchester CO Hlth Care	6.125%	11/1/2037	BBB	30	33,381
WI Hlth & Ed - Aurora Hlth	5.125%	4/15/2031	A2	295	331,996
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1	840	872,054
Total					29,041,234

Housing 1.69%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	300	353,373
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3	150	159,785
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	110,991
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	500	528,945
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA	1,000	1,150,160
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-	750	799,777
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	350	364,217
Total					3,467,248

Lease Obligations 4.62%

CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A+	250	270,505
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+	535	607,557
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+	25	25,250
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	515,869
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,355,520
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3	250	267,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	$865	$953,291
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	500	589,105
Los Angeles USD COP	5.00%	10/1/2025	A+	1,000	1,159,730
NJ EDA - Sch Facs	2.51%#	3/1/2028	BBB+	500	468,065
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	BBB+	390	394,727
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,140	564,220
North Hudson Sewerage Auth	5.00%	6/1/2024	A	605	692,392
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,106,630
VA Transp Brd	4.75%	5/15/2035	AA+	470	515,552
Total					9,486,200

Other Revenue 5.68%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-	235	250,613
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	168,163
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2042	BBB-	100	111,904
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2046	BBB-	1,000	1,114,530
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	700	789,257
Cleveland Arpt	5.00%	1/1/2030	A-	555	615,029
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	289,267
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	547,340
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	467,299
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	342,798
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	227,950
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	108,321
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	625	657,487
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	620	740,150
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	150,981
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,019,592
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	549,637
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	281,000
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+	675	814,333
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	140	172,866
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	563,090
Philadelphia Gas Works	5.00%	10/1/2032	A	750	864,307
PR Pub Bldg Auth GTD(e)	5.25%	7/1/2027	Caa3	265	145,088
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	166,506
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	395	435,638
Total					11,653,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 3.77%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	$250	$269,708
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	526,170
Allentown Neighborhood Impt†(c)	5.00%	5/1/2042	Ba1	600	623,082
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	1,150	1,285,757
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	554,415
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,721,595
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	274,885
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.06%#	3/1/2024	A	500	490,745
Orange Co CFD	5.25%	8/15/2045	NR	500	557,180
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	579,970
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	A	100	100,263
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	750,255
Total					7,734,025

Tax Revenue 3.69%

Hamilton Sales Tax	5.00%	12/1/2030	AA-	300	358,329
Hudson Yards	5.75%	2/15/2047	AA-	370	423,620
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BB+	225	210,915
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	265	263,344
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,435	352,493
Met Pier & Expo Auth - Mccormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	973,240
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	287,310
NY UDC - PIT	5.00%	3/15/2033	AAA	750	869,138
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	300	319,035
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,147,960
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	585	351,000
PR Corp Sales Tax	5.25%	8/1/2027	Ca	575	149,500
PR Corp Sales Tax	5.75%	8/1/2037	Ca	220	57,200
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	312,386
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	620,460
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	587,194
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	289,898
Total					7,573,022

Tobacco 3.25%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	142,160
Buckeye Tobacco	5.125%	6/1/2024	B-	500	483,475
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	969,480
Buckeye Tobacco	5.875%	6/1/2047	B-	250	243,967
Golden St Tobacco	5.00%	6/1/2030	A+	500	575,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Golden St Tobacco	5.125%	6/1/2047	B-	$205	$205,006
Golden St Tobacco	5.75%	6/1/2047	B3	470	473,196
MI Tob Settlement	5.125%	6/1/2022	B-	690	689,993
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,255,485
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	615	604,859
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	360	352,865
TSASC	5.00%	6/1/2035	A-	100	112,816
TSASC	5.00%	6/1/2036	A-	50	56,185
TSASC	5.00%	6/1/2048	NR	500	510,950
Total					6,676,332

Transportation 16.28%

AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	864,885
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,000	1,134,350
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	713,511
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,173,670
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,342,800
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,106,230
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	650,204
Chicago Midway Arpt	5.00%	1/1/2026	A	210	239,881
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,124,140
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,110,855
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	137,388
Chicago O’Hare Arpt	5.625%	1/1/2035	A	945	1,061,490
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	114,474
Delaware River Port Auth	5.00%	1/1/2029	A	470	542,385
Delaware River Port Auth	5.00%	1/1/2034	A	800	907,280
DFW Arpt	5.00%	11/1/2028	A+	750	876,615
DFW Arpt	5.00%	11/1/2030	A+	850	988,040
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	563,950
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	256,340
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,001,017
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	779,055
MA Port Auth	5.00%	7/1/2045	AA	250	286,418
Met DC Arpt	5.00%	10/1/2035	AA-	255	282,741
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	571,225
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	456,700
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	410	461,607
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	188,298
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	603,539
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	673,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	$250	$289,892
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2039	AA	250	287,893
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	365,953
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	760	820,937
North TX Twy Auth	5.00%	1/1/2031	A2	250	284,800
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,274,594
NY Twy Auth	5.25%	1/1/2056	A-	300	345,147
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,167,760
PA Tpk Commn	5.00%	12/1/2039	A1	750	842,010
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	404,537
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	62,400
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	92,413
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,106,590
Regional Trans Dist - Denver Trans	6.00%	1/15/2041	Baa3	100	110,197
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	535,847
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,153,100
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	542,515
San Diego Arpt	5.00%	7/1/2040	A	945	1,032,819
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	1,250	1,377,437
San Jose Arpt	5.00%	3/1/2047	NR	750	870,780
St Louis Arpt - Lambert Intl Arpt	5.00%	7/1/2047	AA	200	230,564
Total					33,410,989

Utilities 15.59%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	213,320
Adelanto Util Sys	6.625%	7/1/2031	NR	100	108,370
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	566,960
Baltimore Water	5.00%	7/1/2033	AA-	605	696,530
Baltimore Water	5.00%	7/1/2046	AA-	1,000	1,152,450
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,415,532
Casitas Muni Water Dist	5.25%	9/1/2047	AA	500	586,340
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	525	575,290
Chicago Water	5.00%	11/1/2028	A	500	567,265
Chicago Water	5.00%	11/1/2039	A	855	923,383
Colorado Springs Utilities	5.25%	11/15/2033	AA	185	208,543
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	840	873,642
Detroit Sewer	5.00%	7/1/2034	BBB+	385	421,282
Detroit Water	5.00%	7/1/2036	A-	330	351,552
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	468,140
Gainesville Utility	5.25%	10/1/2034	Aa2	150	167,045
IN Muni Pwr	5.25%	1/1/2032	A+	450	525,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	$1,000	$752,640
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,485,107
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A	1,000	1,122,390
Long Beach Nat Gas - ML	5.50%	11/15/2030	BBB+	830	1,033,076
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	1,395	1,772,752
Long Island Power Auth	5.00%	9/1/2041	A-	500	573,895
Los Angeles USD	5.00%	7/1/2023	Aa2	500	599,835
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	320	361,866
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	601,553
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,853,745
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	268,294
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	555,937
NYC Muni Water	5.00%	6/15/2036	AA+	500	576,445
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	574,570
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,123,330
Philadelphia Gas Works	5.00%	8/1/2029	A	250	289,865
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	330,613
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	450	526,532
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	600	506,250
PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	270	165,375
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	539,000
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	240,050
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	1,375	1,658,154
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-	750	831,555
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	855	1,020,460
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,258,212
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	950	1,084,653
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	425	474,610
Total					32,001,891
Total Municipal Bonds (cost $199,036,576)					203,794,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.10%

Variable Rate Demand Note

Utilities

NYC Muni Water (cost $200,000)	1.02%	7/3/2017	6/15/2032	AA+	$200	$200,000

Total Investments in Securities 99.39% (cost $199,236,576)						203,994,932

Cash and Other Assets in Excess of Liabilities(h) 0.61%						1,259,475

Net Assets 100.00%						$205,254,407

Note: See Footnotes to Schedule of Investments on page 114 of this report.

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2017	3	Short	$(461,063)	$4,214

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$203,794,932	$—	$203,794,932
Variable Rate Demand Note	—	200,000	—	200,000
Total	$—	$203,994,932	$—	$203,994,932
Other Financial Instruments
Futures Contracts
Assets	$4,214	$—	$—	$4,214
Liabilities	—	—	—	—
Total	$4,214	$—	$—	$4,214

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.37%

Corporate-Backed 6.00%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,349,812
CA Poll Ctl - Waste Mgmt AMT	3.25%#	12/1/2027	A-	6,000	6,318,900
CA Poll Ctl - Waste Mgmt AMT	4.30%	7/1/2040	A-	2,575	2,697,312
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,165	2,397,305
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,090,240
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	3,000	3,101,910
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	410,750
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	7,750	7,864,700
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	A3	2,760	3,166,769
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,500,875
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	855	513,000
Mission EDC - Waste Mgmt AMT	2.50%	8/1/2020	A-	13,500	13,774,050
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,878,740
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,737,840
NY Energy - ConEd AMT (XLCA)	1.33%#	10/1/2035	A2	5,175	4,688,384
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	6,835	7,134,305
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,980	6,409,723
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	6,099,549
PA Econ Dev - US Airways	7.50%	5/1/2020	BB-	1,500	1,678,935
PA Econ Dev - US Airways	8.00%	5/1/2029	BB-	1,475	1,662,414
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB	1,750	1,753,745
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,025,017
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,599,458
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	3,230	3,560,429
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2034	Baa1	7,500	8,496,300
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2035	Baa1	4,200	4,744,614
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,376,220
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	2,842,000
Total					119,873,296

Education 6.70%

Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2047	A-	1,600	1,840,272
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	AA	2,475	2,570,238
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,127,975
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	1,250	1,326,588
CO Ed Facs - Univ of Denver	5.00%	3/1/2040	A1	5,000	5,796,150
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-	3,040	3,538,043
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,384,560
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	920	944,601
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-	1,250	1,397,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		$2,000	$2,228,800
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		2,640	2,519,194
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,052,583
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,904,598
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,750,192
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		1,150	1,199,186
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,028,900
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2046	A-		1,165	1,255,346
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,549,100
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,473,996
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		8,500	9,289,140
MA DFA - Harvard Univ	5.00%	7/15/2040	AAA		13,500	17,657,460
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,291,600
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,250,975
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		900	1,015,686
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,784,087
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,165,750
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,745,936
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,588,750
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,536,650
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,953,637
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,353,071
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,389,926
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,705,020
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,142,201
PA HI Ed - Drexel Univ	5.00%	5/1/2034	NR		2,750	3,127,630
Schenectady Co CRC - Union College	5.00%	1/1/2047	A1		3,975	4,580,989
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,935,570
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	7,145,243
Univ of Vermont(c)	5.00%	10/1/2043	Aa3		7,110	8,224,990
Total						133,771,633

Financial Services 0.24%

IN Bd Bk - JP Morgan	1.746%#	10/15/2022	A3		4,875	4,743,424

General Obligation 17.76%

Allegheny Co GO	5.00%	11/1/2041	AA-		5,500	6,287,325
Atlantic City GO	5.00%	3/1/2032	AA		300	339,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Atlantic City GO	5.00%	3/1/2037	AA	$375	$419,093
Atlantic City GO	5.00%	3/1/2042	AA	375	418,121
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	7,100	7,979,051
Bellwood GO	6.15%	12/1/2032	A	2,765	3,276,608
CA State GO	3.00%	9/1/2033	AA-	5,000	4,874,500
CA State GO	4.00%	9/1/2037	AA-	5,000	5,294,650
CA State GO	5.00%	2/1/2033	AA-	10,000	11,280,400
CA State GO	5.00%	9/1/2037	AA-	3,000	3,511,050
CA State GO	5.00%	8/1/2038	AA-	3,300	3,857,700
CA State GO	5.25%	9/1/2024	AA-	5,000	5,791,450
CA State GO	5.25%	8/1/2032	AA-	7,500	8,962,275
CA State GO	5.50%	3/1/2040	AA-	9,250	10,223,840
CA State GO	5.60%	3/1/2036	AA-	7,330	8,130,876
CA State GO	6.50%	4/1/2033	AA-	13,400	14,647,942
Chicago Brd Ed	6.50%	12/1/2046	B	1,000	903,630
Chicago GO	5.00%	1/1/2026	BBB+	4,950	4,984,006
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,276,071
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,043,593
Chicago GO	5.00%	1/1/2034	BBB+	5,000	4,804,550
Chicago GO	5.00%	1/1/2040	BBB+	5,000	4,685,700
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,376,912
Chicago GO	5.50%	1/1/2037	BBB+	1,000	989,390
Chicago GO	5.50%	1/1/2042	BBB+	250	246,033
Chicago GO	5.50%	1/1/2042	BBB+	5,000	4,920,650
Chicago GO	6.00%	1/1/2038	BBB+	17,830	18,336,015
Chicago O’Hare Arpt	5.00%	1/1/2052	A	1,500	1,656,060
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,114,560
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,381,856
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,375,200
CT State GO	4.00%	8/15/2032	A+	5,000	5,189,450
CT State GO	4.00%	4/15/2037	A+	2,000	2,032,320
CT State GO(b)	5.00%	12/1/2022	AA	10,000	11,293,500
CT State GO(b)	5.00%	12/1/2023	AA	10,000	11,293,500
DC GO	4.00%	6/1/2037	Aa1	5,500	5,870,755
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,020,800
HI State GO(b)	5.00%	8/15/2030	AA	10,000	11,534,600
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,016,585
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,035,860
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,542,445
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,518,095
IL State GO	5.00%	1/1/2035	BBB-	11,200	11,246,032
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,575,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.50%	7/1/2033	BBB-	$3,985	$4,113,994
Kansas City GO	5.00%	4/1/2040	AA-	3,500	3,900,610
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,922,300
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,542,365
Los Angeles CCD	4.00%	8/1/2028	AA+	2,700	3,109,563
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,675,127
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,590,290
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,752,880
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,158,740
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,305,503
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,695,690
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,245,555
NJ Trans Trust Fund	Zero Coupon	12/15/2030	A	6,910	3,895,374
NYC GO	5.00%	10/1/2026	AA	11,860	13,578,277
NYC GO	5.00%	8/1/2027	AA	6,000	7,084,020
NYC GO	5.00%	12/1/2041	AA	3,400	3,953,452
PA State GO	4.00%	9/15/2030	AA-	10,000	10,789,400
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,607,746
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,431,670
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,140,060
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	861,408
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,075,170
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,282,193
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,407,602
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,334,070
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,062,190
PR Comwlth GO(e)	5.00%	7/1/2019	Caa3	1,395	821,069
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	A2	2,250	2,463,683
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	A2	2,250	2,494,373
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A2	3,250	3,572,497
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	6,009,750
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA	5,000	5,716,200
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,296,840
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,000	2,041,560
Total					354,488,534

Health Care 12.95%

Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+	7,065	7,767,614
Antelope Valley Hlth	5.00%	3/1/2041	Ba3	3,000	3,002,310
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	2,100	2,098,278
Butler Hlth Sys Hsp	7.125%	7/1/2029	NR	1,500	1,671,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Butler Hlth Sys Hsp	7.25%	7/1/2039	NR		$3,630	$4,054,383
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,121,630
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		8,875	11,349,794
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,796,375
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,501,300
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,488,080
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,875	7,543,731
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,362,050
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	100	106,131
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,944,678
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,750	5,214,123
Denver Hlth & Hsp Auth	1.905%#	12/1/2033	BBB		4,745	4,219,017
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	753,473
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,670,347
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,866,972
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,657,843
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		515	537,160
Greenville Hlth Sys	5.00%	5/1/2034	A+		3,970	4,477,088
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,557,210
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2046	BBB-	(a)	1,000	1,056,610
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,730,875
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,655,940
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,100,112
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		765	866,921
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,538,122
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	9,598,785
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,412,829
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		3,700	4,282,972
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,132,123
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,227,130
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		9,000	10,247,490
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,716,693
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,460,804
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,482,740
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,672,563
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	12,809,343
Meadville Med Center	6.00%	6/1/2046	NR		790	821,971
Meadville Med Center	6.00%	6/1/2051	NR		930	964,317
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,038,810
MN Hlth - Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,761,191
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(a)	3,150	3,543,372
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(a)	1,300	1,450,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		$3,500	$3,929,975
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,607,800
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,131,260
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	653,010
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,817,413
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,050,331
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	Baa3		1,300	1,448,148
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	Baa3		1,000	1,091,330
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	Baa3		1,300	1,412,060
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,612,760
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,067,794
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,407,496
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,323,541
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,474,680
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,496,680
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,607,775
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	793,778
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,740,350
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,334,306
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,575,650
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,034,285
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,452,840
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,059,460
Total						258,456,657

Housing 1.45%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,864,152
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	610,451
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,505,668
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,289,450
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,135,180
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		1,375	1,442,320
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,405,511
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,449,841
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	568,815
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,331,850
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,059,800
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,196,713
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,021,860
Total						28,881,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 5.62%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	$5,600	$6,388,312
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+	8,500	9,560,545
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+	2,500	2,825,500
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	5,275	6,190,793
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,987,560
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,882,410
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	CCC-	2,400	2,534,424
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	7,084,675
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,244,500
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,392,480
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	4,500	5,301,945
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	Aa3	5,000	5,955,400
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,468,625
NJ EDA - Sch Facs	2.51%#	3/1/2028	BBB+	4,625	4,329,601
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+	4,425	4,780,903
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	11,567,200
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,930,960
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,181,240
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,793,828
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,540,900
Total					112,189,321

Other Revenue 6.31%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-	8,165	8,707,483
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	5,750	6,238,290
Baker Correctional Dev	7.50%	2/1/2030	NR	3,500	2,745,855
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2042	BBB-	950	1,063,088
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2046	BBB-	1,990	2,217,915
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-	2,340	2,727,340
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2035	AA	500	524,230
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	2,500	2,844,375
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	8,100	9,160,371
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA	2,000	2,254,940
Cleveland Arpt	5.00%	1/1/2030	A-	2,000	2,216,320
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB	1,000	1,124,680
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-	2,000	2,220,460
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-	1,000	1,156,660
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	1,500	1,611,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		$1,000	$1,142,660
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,139,750
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,136,440
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,480	88,800
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(a)	5,500	6,177,545
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		3,250	3,317,242
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,777,688
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,262,125
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		6,645	7,689,129
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	462,500
Long Beach Nat Gas - ML	2.242%#	11/15/2027	BBB+		9,000	8,450,280
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,130,077
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,462,450
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,816,628
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	68,000
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,917,550
Philadelphia Gas Works	5.00%	10/1/2032	A		4,115	4,742,167
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	7,000,980
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3		3,995	4,406,006
Total						126,051,399

Special Tax 3.42%

Allentown Neighborhood Impt†,(c)	5.00%	5/1/2032	Ba1		1,250	1,323,525
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		4,300	4,525,062
Allentown Neighborhood Impt†,(c)	5.00%	5/1/2042	Ba1		1,500	1,557,705
Aurora TIF - East River	6.75%	12/30/2027	NR		745	772,252
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		500	533,990
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA		3,600	4,024,980
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,005,960
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR		1,340	13
HI Dept Home Lands	5.875%	4/1/2034	Aa3		3,000	3,219,720
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,873,589
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	534,660
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR		1,971	1,772,855
MTA NY - Hudson Rail Yards	5.00%	11/15/2056	A2		5,000	5,486,750
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,764,286
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	3.06%#	3/1/2024	A		4,500	4,416,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	$1,000	$1,159,940
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,616,986
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,340,980
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	11,265,864
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	2,500	2,837,450
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	1,400	1,557,346
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,204,000
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,685,600
San Francisco Redev - Mission Bay South (NPFGC)(FGIC)	5.00%	8/1/2041	A	1,800	2,065,482
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	900	923,166
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,562,800
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	250,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	325,000
Total					68,204,666

Tax Revenue 5.07%

Hamilton Sales Tax	5.00%	12/1/2030	AA-	2,700	3,224,961
MA Sch Bldg Auth - Sales Tax(b)	5.00%	2/1/2028	AA+	20,000	22,764,500
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	4,150	4,124,062
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	813,171
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	A	10,000	5,527,200
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	A	20,000	7,892,800
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A	15,000	5,620,800
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,266,276
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,084,980
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,673,898
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,873,100
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	2,700	2,871,315
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,467,600
PR Corp Sales Tax	5.00%	8/1/2043	Ca	5,130	1,333,800
PR Corp Sales Tax	5.375%	8/1/2039	Ca	6,510	1,692,600
PR Corp Sales Tax	5.50%	8/1/2040	Ca	5,580	1,450,800
PR Corp Sales Tax	6.125%	8/1/2029	Ca	2,000	520,000
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	10,000	11,528,200
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	4,855,875
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,312,811
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,319,180
Total					101,217,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 3.03%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	$18,000	$1,279,440
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,669,500
Buckeye Tobacco	5.75%	6/1/2034	B-	2,835	2,748,476
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	4,879,350
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,949,025
Golden St Tobacco	5.00%	6/1/2033	B+	2,200	2,214,960
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	6,500,195
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,420,094
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,176,820
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	1,750	1,751,400
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	6,255	6,187,071
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	5,000	4,917,550
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,131,675
TSASC	5.00%	6/1/2035	A-	1,140	1,286,102
TSASC	5.00%	6/1/2036	A-	570	640,509
TSASC	5.00%	6/1/2048	NR	3,700	3,781,030
Total					60,533,197

Transportation 18.74%

AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,250,620
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,243,320
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,275,520
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,173,670
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-	4,000	4,634,240
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	4,996,530
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,563,500
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,091,450
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,649,584
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,291,220
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,628,742
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,030,266
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,165,520
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200	2,475,270
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720	3,145,051
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,307,060
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	9,000	10,398,780
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,218,080
HI Arpt	5.00%	7/1/2034	A+	3,000	3,303,660
HI Arpts AMT	5.00%	7/1/2041	A+	5,000	5,633,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		$4,000	$4,235,600
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,778,025
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,164,191
Long Beach Harbor	5.00%	5/15/2043	AA		3,000	3,453,360
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,535,240
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2042	AA-		7,730	8,776,410
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,673,280
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,683,197
Met DC Arpt(c)	5.00%	10/1/2047	AA-		2,750	3,153,068
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,831,750
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,315,760
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,210,718
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-		550	625,647
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,308,236
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	A-		1,500	1,659,825
Miami Dade CO Aviation - Mia	5.00%	10/1/2041	A		6,350	7,268,337
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	5,139,145
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	2,879,100
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,295,409
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,306,720
MTA NY	5.00%	11/15/2030	AA-		5,095	5,895,934
MTA NY	6.50%	11/15/2028	AA-		1,440	1,543,104
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,159,570
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2039	AA		900	1,036,413
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,587,850
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,108,133
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,118,530
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,860,810
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,438,600
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,852,294
North TX Twy Auth	6.00%	1/1/2025	A1		615	629,600
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,567,047
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,577,855
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1		1,125	1,268,606
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1		970	1,109,641
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,801,225
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,509,840
PA Tpk Commn	5.00%	12/1/2032	A-		7,000	7,783,860
PA Tpk Commn	6.00%	12/1/2034	A-		8,460	9,657,598
Port Auth NY & NJ	5.25%	10/15/2055	AA-		3,325	3,843,101
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,875	2,130,431
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-		6,365	7,281,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Oakland AMT	5.00%	5/1/2028	A+	$2,350	$2,583,379
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	A	2,285	2,313,517
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,241,040
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,260,720
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,236,760
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,991,862
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,745,168
Sacramento Co Arpt	5.00%	7/1/2041	A-	7,000	8,071,700
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,205,453
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,503,675
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,611,500
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,139,250
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	10,000	11,019,500
San Jose Arpt AMT	5.00%	3/1/2047	NR	2,800	3,183,180
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,831,300
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,546,200
St Louis Arpt - Lambert Intl Arpt	5.00%	7/1/2047	AA	1,800	2,075,076
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,273,620
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,616,607
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,121,462
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,669,130
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,386,345
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,869,626
Total					374,026,132

Utilities 13.08%

Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa2	4,000	4,443,680
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,819,160
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,814,081
Baltimore Water	5.00%	7/1/2046	AA-	10,000	11,524,500
Beaver Co IDA - Firstenergy	4.00%#	1/1/2035	CCC	5,000	2,105,200
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,478,950
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,924,070
Chicago Wastewater	5.00%	1/1/2047	A	1,325	1,435,266
Chicago Water	5.00%	11/1/2028	A	500	567,265
Chicago Water	5.00%	11/1/2029	A	875	985,976
Chicago Water	5.00%	11/1/2029	A	4,560	5,190,329
Chicago Water	5.00%	11/1/2030	A	500	561,715
Chicago Water	5.00%	11/1/2036	A	1,775	1,974,581
Chicago Water	5.00%	11/1/2039	A	2,600	2,807,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2		$2,125	$2,300,397
CO Public Auth - ML	6.50%	11/15/2038	BBB+		4,270	6,056,056
Compton Water	6.00%	8/1/2039	NR		5,500	5,686,340
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3		9,000	9,360,450
Detroit Sewer	5.00%	7/1/2034	BBB+		1,595	1,745,313
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA		3,600	4,213,260
HI Dept Budget - Hawaiian Electric	4.00%	3/1/2037	Baa2		5,000	5,011,700
IN Muni Pwr	5.25%	1/1/2030	A+		2,000	2,344,040
IN Muni Pwr	5.25%	1/1/2032	A+		2,050	2,393,867
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		2,000	2,407,620
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA		4,875	3,420,544
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA		2,215	2,530,394
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	A		5,000	5,624,500
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A		4,000	4,489,560
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-		4,735	5,307,509
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+		3,300	4,193,607
Long Island Power Auth	5.00%	9/1/2041	A-		4,500	5,165,055
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA		9,710	11,072,313
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A		2,625	2,968,429
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500	3,787,000
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2		4,600	5,206,464
New Orleans Water	5.00%	12/1/2034	A-		1,000	1,129,730
New Orleans Water	5.00%	12/1/2040	A-		1,250	1,410,663
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A		5,000	5,589,450
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-		4,620	4,801,843
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+		3,500	4,021,990
Paducah Electric (AGM)	5.00%	10/1/2033	AA		1,000	1,128,400
Paducah Electric (AGM)	5.00%	10/1/2035	AA		1,000	1,122,490
Philadelphia Gas Works	5.00%	8/1/2029	A		1,750	2,029,055
Philadelphia Gas Works	5.00%	8/1/2030	A		1,500	1,727,490
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+		2,520	2,975,515
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+		3,355	3,908,609
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		5,550	6,493,888
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A-		5,040	5,209,898
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Caa3		2,780	2,224,000
PR Elec Pwr Auth	1.469%#	7/1/2031	Caa3		4,000	2,420,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	BBB+		3,110	3,715,144
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+		10,705	12,909,481
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,685	4,461,466
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-		10,000	11,087,400
Southern CA Pub Pwr Auth - Goldman Sachs	2.254%#	11/1/2038	A3		3,000	2,530,170
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(a)	3,000	3,557,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Trimble Env Facs - Louisville Gas & Elec		3.75%	6/1/2033	A1	$11,250	$11,323,912
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2028	A3	3,520	3,930,890
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2029	A3	9,520	10,580,338
WV EDA - Morgantown Energy AMT		2.875%	12/15/2026	Baa3	910	884,602
Total						261,090,993
Total Municipal Bonds (cost $1,928,676,276)						2,003,528,792
	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.16%

Variable Rate Demand Notes 0.16%

Housing 0.01%

IN Hsg & Cmnty Dev - SF Mtge Rev	1.05%	7/3/2017	7/1/2039	Aaa	170	170,000

Utilities 0.15%

NYC Muni Water	1.02%	7/3/2017	8/1/2022	AAA	200	200,000
Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2029	A-	900	900,000
Appling Co Dev - GA Power	1.01%	7/3/2017	9/1/2041	A-	2,000	2,000,000
Total						3,100,000

Total Short-Term Investments (cost $3,270,000)						3,270,000

Total Investments in Securities 100.53% (cost $1,931,946,276)						2,006,798,792

Liabilities in Excess of Cash and Other Assets(h) (0.53%)						(10,595,059)

Net Assets 100.00%						$1,996,203,733

Note: See Footnotes to Schedule of Investments on page 114 of this report.

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2017	28	Short	$(4,303,250)	$75,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$117,031,296	$2,842,000	(4)	$119,873,296
Lease Obligations	—	111,941,801	247,520	(4)	112,189,321
Remaining Industries	—	1,771,466,175	—		1,771,466,175
Variable Rate Demand Notes	—	3,270,000	—		3,270,000
Total	$—	$2,003,709,272	$3,089,520		$2,006,798,792
Other Financial Instruments
Futures Contracts
Assets	$75,201	$—	$—		$75,201
Liabilities	—	—	—		—
Total	$75,201	$—	$—		$75,201

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Municipal Bonds (Corporate-Backed)	West Pace Coop Dist	$2,842,000
Municipal Bonds (Lease Obligations)	Houston Co Coop Dist - Country Crossing	247,520

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$3,491,271
Accrued Discounts (Premiums)	0
Realized Gain (Loss)	0
Change in Unrealized Appreciation (Depreciation)	(401,751)
Net Purchases	0
Net Sales	0
Net Transfers into Level 3	0
Net Transfers out of Level 3	0
Balance as of June 30, 2017	$3,089,520

Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017.	$(401,751)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.86%

Corporate-Backed 12.28%

AK IDA - Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$2,869	$286,920
Allegheny Co IDA - US Steel	6.875%	5/1/2030	B	6,050	6,069,058
Beauregard Parish - Office Max	6.80%	2/1/2027	B3	5,000	5,006,000
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,563,419
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,616,950
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,283,129
Fort Bend IDC - NRG Energy	4.75%	11/1/2042	Baa3	2,000	2,065,320
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	1,435	1,445,877
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	23,410	24,205,238
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	10,000	10,210,500
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	397,500
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	384,250
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	5,000	5,327,000
MA DFA - Covanta†	4.875%	11/1/2042	BB-	2,100	2,102,688
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,174,539
Maricopa Co IDA - Waste Mgmt AMT	3.375%#	12/1/2031	A-	4,165	4,331,559
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	3,430	2,058,000
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	205	200,605
Nez Perce CO Poll Ctl - Potlatch	2.75%	10/1/2024	Ba1	3,000	2,896,350
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	BB-	15,760	15,803,655
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,626,891
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	9,460	10,353,213
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,983,372
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,075,215
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,934,776
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	45,725	49,277,375
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,575,861
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,061,710
PA Econ Dev - US Airways	8.00%	5/1/2029	BB-	2,460	2,772,568
Port Seattle IDC - Delta Airlines AMT	5.00%	4/1/2030	BB+	1,000	1,091,950
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR	6,000	6,010,020
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3	1,500	1,501,800
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	6,145	6,687,788
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2036	Baa1	2,300	2,592,767
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2034	Baa1	2,000	2,265,680
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	7,000	7,578,480
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,265	1,421,139
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	4,000	4,752,440
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	13,770	7,986,600
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR	2,500	2,704,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		$6,000	$6,257,760
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-		3,125	3,193,938
WI Pub Fin Auth - Celanese AMT	5.00%	12/1/2025	BBB-		1,950	2,217,540
Total						262,352,140

Education 3.82%

AZ IDA - American Charter Sch†	5.00%	7/1/2022	BB+		1,880	1,972,007
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	5,025,800
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,818,420
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,580	1,622,249
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		8,420	8,034,701
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB-	(a)	2,000	1,987,260
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,334,428
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,008,200
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,600
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,450,489
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,179,301
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2046	A-		1,170	1,260,734
LA PFA - LSU Nicholson Gateway	5.00%	7/1/2046	A3		2,100	2,344,503
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		6,145	6,715,502
Marietta Dev Auth - Life Univ†(c)	5.00%	11/1/2037	Ba3		3,750	3,909,225
Marietta Dev Auth - Life Univ†(c)	5.00%	11/1/2047	Ba3		3,000	3,080,010
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,165,750
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		750	764,640
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,447,680
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,237,920
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,564,500
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,100,747
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,085,350
Total						81,614,016

General Obligation 9.42%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B1		6,360	6,723,665
Atlantic City GO	5.00%	3/1/2032	AA		300	339,204
Atlantic City GO	5.00%	3/1/2037	AA		375	419,093
Atlantic City GO (BAM)	5.00%	3/1/2042	AA		375	418,121
Bellwood GO	5.875%	12/1/2027	A		3,000	3,516,930
Bellwood GO	6.15%	12/1/2032	A		2,770	3,282,533
CA State GO	4.00%	9/1/2035	AA-		5,000	5,315,050
Chicago Brd Ed	1.74%#	3/1/2036	B		12,450	12,034,419
Chicago Brd Ed	5.00%	12/1/2031	B		3,200	2,562,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.00%	12/1/2042	B	$13,025	$10,272,687
Chicago Brd Ed	5.25%	12/1/2035	B	6,950	5,640,133
Chicago Brd Ed	5.25%	12/1/2039	B	7,540	6,130,925
Chicago Brd Ed	5.25%	12/1/2041	B	16,235	13,093,203
Chicago Brd Ed	5.50%	12/1/2039	B	4,790	3,954,911
Chicago Brd Ed	6.50%	12/1/2046	B	4,900	4,427,787
Chicago Brd Ed	7.00%	12/1/2044	B	1,500	1,431,525
Chicago GO	5.00%	1/1/2024	BBB+	1,270	1,286,828
Chicago GO	5.00%	1/1/2034	BBB+	3,615	3,473,690
Chicago GO	5.00%	1/1/2038	BBB+	3,800	3,572,646
Chicago GO	5.00%	1/1/2040	BBB+	1,935	1,813,366
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,648,647
Chicago GO	5.25%	1/1/2032	BBB+	3,000	2,943,330
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,287,946
Chicago GO	5.50%	1/1/2037	BBB+	1,000	989,390
Chicago GO	5.50%	1/1/2042	BBB+	250	246,033
Chicago GO	6.00%	1/1/2038	BBB+	17,835	18,341,157
Chicago O’Hare Arpt	5.00%	1/1/2052	A	1,500	1,656,060
CT State GO	4.00%	4/15/2037	A+	2,620	2,662,339
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,330,825
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	774,944
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	5,000	5,026,000
IL State GO	3.50%	6/1/2029	BBB-	3,880	3,362,524
IL State GO	4.00%	1/1/2026	BBB-	2,790	2,702,059
IL State GO	4.00%	6/1/2037	BBB-	5,155	4,509,646
IL State GO	4.50%	11/1/2039	BBB-	1,100	1,019,480
IL State GO	5.00%	2/1/2029	BBB-	5,000	5,064,350
IL State GO	5.00%	1/1/2035	BBB-	7,000	7,028,770
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,542,365
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,665	4,248,326
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	861,408
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,075,170
PR Comwlth GO(e)	4.00%	7/1/2020	Caa3	1,175	671,560
PR Comwlth GO(e)	5.00%	7/1/2019	Caa3	5,075	2,967,911
PR Comwlth GO(e)	5.00%	7/1/2020	Caa3	10,410	6,132,010
PR Comwlth GO(e)	5.00%	7/1/2020	Caa3	3,000	1,755,840
PR Comwlth GO(e)	5.00%	7/1/2022	Caa3	2,970	1,748,587
PR Comwlth GO(e)	5.625%	7/1/2032	Caa3	4,775	2,835,156
PR Comwlth GO(e)	5.625%	7/1/2033	Caa3	4,030	2,387,775
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	2,235	2,235,760
Scranton GO	5.00%	11/15/2032	BB	2,500	2,546,325
WI PFA - American Dream†	7.00%	12/1/2050	NR	12,000	12,586,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Yosemite CCD	Zero Coupon	8/1/2042	Aa2		$5,000	$3,402,600
Total						201,300,081

Health Care 30.50%

Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	3,005,227
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,097,250
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,024,000
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,506,480
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,003,080
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,297,294
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,030,780
Ashland Med Ctr - Kings Daughters	5.00%	2/1/2040	BBB		3,000	3,213,510
Atlanta Dev Auth - Georgia Proton Ctr†(c)	7.00%	1/1/2040	NR		5,250	5,261,445
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,709,612
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,167,150
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,978,055
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		5,350	5,025,629
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CCC		1,460	1,459,985
CA Stwde - Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,562,570
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,774,874
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,545,021
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,350	5,835,459
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	22,981,980
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		11,095	12,174,211
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,107,250
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,777,500
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,083,880
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,799,090
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,086,190
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,022,280
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,183,536
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,369,393
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,030,560
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(a)	750	802,365
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(a)	2,250	2,362,928
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,219,080
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,344,880
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(a)	1,000	1,010,920
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(a)	1,500	1,508,655
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,035,920
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	355,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		$2,000	$2,091,820
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,302,365
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,500,475
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	8,944,677
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,750	5,214,122
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,080,188
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,982,643
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,050,770
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,875,432
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,673,653
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,920,435
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	891,664
Franklin Hlth - Proton Therapy†	7.50%	6/1/2047	NR		10,000	10,061,300
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	4,076,520
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,041,000
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,221,396
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	4,385	4,762,636
Guadalupe CO - Seguin City Hospital	5.00%	12/1/2040	BB		4,880	5,101,064
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2046	BBB-	(a)	3,000	3,169,830
Hamilton Co Hlth - Life Enriching Cmnty	5.00%	1/1/2051	BBB-	(a)	3,750	3,948,600
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,029,940
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	2,010,309
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,581,925
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,856,710
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		4,465	4,465,179
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,963,664
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2044	NR		2,955	3,011,854
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2046	NR		7,000	7,123,690
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	BB+		700	768,936
ID HFA - Madison Mem Hosp	5.00%	9/1/2030	BB+		1,530	1,670,745
ID HFA - Madison Mem Hosp	5.00%	9/1/2037	BB+		1,000	1,059,440
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	100,226
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	149,187
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	91,025
IL Fin Auth - Clare Oaks	4.00%#	11/15/2052	NR		4,550	3,163,925
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		845	845,254
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	3,355	3,357,684
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,976,471
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,678,745
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	BB+	(a)	2,165	2,383,124
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA		5,000	5,461,750
IL Fin Auth - Plymouth Place	5.25%	5/15/2050	BB+	(a)	3,150	3,233,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		$4,500	$4,502,880
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,566,080
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2042	BB	(a)	1,750	1,842,085
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2050	BB	(a)	5,000	5,230,750
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		765	866,921
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,350,132
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	8,000,458
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,054,930
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,373,646
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,220,359
LA PFA - Ochsner Clinic	6.50%	5/15/2037	A3		8,250	9,866,010
Lancaster Co Hosp Auth - Bretheren Village	5.125%	7/1/2037	BB+	(a)	1,000	1,074,810
Lancaster Co Hosp Auth - Bretheren Village	5.25%	7/1/2041	BB+	(a)	1,000	1,078,150
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,326,400
MA DFA - Boston Med Ctr	5.00%	7/1/2044	BBB		2,000	2,169,860
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,308,950
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,711,199
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	8,026,653
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,740	5,355,821
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	217,134
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		245	269,218
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,315,046
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,695,940
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,038,810
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,511,980
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,809,162
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,497,260
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,922,494
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,150,953
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	2,043,560
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,698,064
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,249,963
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	6,188,147
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,050,331
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BBB		5,625	6,050,306
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2032	Baa3		1,000	1,108,680
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2033	Baa3		1,000	1,102,570
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2034	Baa3		1,000	1,103,430
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2035	Baa3		1,000	1,093,910
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	14,357,588
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,735,874
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,505,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		$6,250	$6,772,500
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,114,500
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,523,431
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,762,720
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,696,020
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,145,610
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB		7,000	7,763,840
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,095,407
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,487,800
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,090,400
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,751,760
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,019,900
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,897,229
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	6,439,376
Sayre Mem Hsp Auth(e)	6.00%	7/1/2037	NR		3,726	37,261
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,010,800
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2036	NR		730	729,971
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,190,134
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,440,257
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,903
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,654,595
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		1,000	1,055,110
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,153,930
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,788,805
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(a)	2,750	2,973,548
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,248,204
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,615,705
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,243,156
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,032,246
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,300	9,367,239
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,717,242
WA HFC - Lea Hill†	5.00%	7/1/2046	NR		1,020	997,091
WA HFC - Lea Hill†	5.00%	7/1/2051	NR		2,000	1,936,500
WA HFC - Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	998,780
WA HFC - Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	986,240
WA HFC - Presbyterian†	5.00%	1/1/2046	BB+	(a)	3,000	3,143,100
WA HFC - Presbyterian†	5.00%	1/1/2051	BB+	(a)	3,300	3,444,375
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,358,355
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	1,969,620
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,163,356
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,283,710
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,325	1,403,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		$4,000	$4,152,640
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,904,949
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,392,778
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,455	1,046,661
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,911,893
WI PFA - Mary’s Woods†	5.25%	5/15/2047	BB	(a)	1,000	1,070,650
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(a)	2,300	2,452,996
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,144,503
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,847
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,020,660
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,514,400
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,151,950
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,049,580
Total						651,578,022

Housing 0.62%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	824,537
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,173,300
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	610,450
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		3,205	3,361,917
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,150,160
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	568,815
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,542,300
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,094,520
Total						13,325,999

Lease Obligations 1.53%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,739,910
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,597,550
Houston Co Coop Dist - Country Crossing(e)	12.50%	5/15/2020	NR		4,199	587,860
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	CCC-		1,600	1,689,616
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,348,843
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,509,080
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,629,520
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,313,403
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,645,750
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,181,240
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	490,000
Total						32,732,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 7.61%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		$5,120	$5,460,173
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,243,137
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	4,851,500
Austin Convention	5.00%	1/1/2032	BBB-		800	898,216
Austin Convention	5.00%	1/1/2034	BBB-		930	1,033,844
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,590,052
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2039	BBB-		2,915	3,272,554
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2042	BBB-		950	1,063,088
Baltimore Conv Ctr - Hilton Hotel	5.00%	9/1/2046	BBB-		1,995	2,223,487
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%	7/15/2035	AA		500	524,230
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,281,775
CA Muni Fin - American Heritage	5.00%	6/1/2046	BBB-		1,750	1,877,225
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB		2,390	2,578,906
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR		5,000	4,978,950
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	NR		1,000	1,010,270
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,522,625
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	5,057,250
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,124,680
Denver Conv Ctr	5.00%	12/1/2036	Baa2		1,000	1,130,390
Denver Conv Ctr	5.00%	12/1/2040	Baa2		2,000	2,247,060
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,735	104,100
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,755,600
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,235	813,914
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,635,563
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR		4,950	5,120,973
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB	(a)	6,000	6,758,580
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	Ba1		3,250	3,485,722
Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047	BBB-	(a)	1,680	1,719,917
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052	BBB-	(a)	1,250	1,280,038
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,262,125
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,642,500
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	5,339,000
Lombard PFC - Conf Ctr & Hotel(e)	7.125%	1/1/2036	NR		8,500	2,720,000
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3		12,750	15,743,190
Maricopa Co IDA - Horizon	5.00%	7/1/2035	BB+		3,000	3,060,600
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+		4,000	4,128,560
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR		15,200	9,120,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031	NR		3,000	1,800,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037	NR		5,500	4,175,215
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,816,627
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR		688	695,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Michigan St Strategic FD Escrow(f)	Zero Coupon	—	(g)	NR	$5,000	$500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR	2,790	111,600
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR	5,755	230,200
Mission Econ Dev Corp - Natgasoline AMT†	5.75%	10/1/2031		BB-	9,000	9,436,680
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB	3,165	3,172,185
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR	2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+	7,000	7,010,080
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR	1,460	700,800
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR	5,000	2,400,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		NR	2,420	2,422,710
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB	2,000	2,050,260
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-	1,425	1,095,683
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR	3,380	3,380,811
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB+	1,245	1,309,690
Total						162,478,261

Special Tax 6.42%

Allentown Neighborhood Impt†(c)	5.00%	5/1/2042		Ba1	3,900	4,050,033
Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025		NR	915	947,464
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040		NR	2,250	2,326,725
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036		NR	1,030	1,044,781
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044		NR	2,150	2,175,133
Arborwood CDD	5.35%	5/1/2036		NR	4,550	4,557,689
Arborwood CDD	6.90%	5/1/2025		NR	620	677,790
Arborwood CDD	6.90%	5/1/2036		NR	760	853,229
Arborwood CDD	6.90%	5/1/2036		NR	70	78,587
Aurora TIF - East River	6.50%	12/30/2023		NR	1,825	1,890,335
Aurora TIF - East River	6.75%	12/30/2027		NR	1,220	1,264,628
Baltimore Spl Oblig - E Baltimore Resrch	5.00%	9/1/2038		NR	1,650	1,751,095
Capital Region CDD - St Joe Company	7.00%	5/1/2039		NR	4,105	4,116,042
Celebration Pointe CDD†	5.00%	5/1/2048		NR	3,100	3,102,170
Compton Redev Agy	6.00%	8/1/2042		NR	4,750	5,164,770
Durbin Crossing CDD	5.50%	5/1/2037		NR	4,900	90,085
Fremont CFD - Pacific Commons	5.00%	9/1/2045		NR	3,000	3,160,470
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028		NR	1,000	160,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031		NR	6,615	6,635,771
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039		NR	11,325	1,245,750
Inland Valley Redev Agy	5.25%	9/1/2037		A-	3,375	3,873,589
Lake Elsinore PFA	5.00%	9/1/2035		NR	1,000	1,098,110
Lake Elsinore PFA	5.00%	9/1/2040		NR	4,000	4,389,480
Lancaster Redev Agy	6.875%	8/1/2034		BBB	1,000	1,117,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Lancaster Redev Agy	6.875%	8/1/2039	BBB	$430	$480,478
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,203	1,905,639
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,116,140
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,157	4,638,567
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	774,548
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,000	2,049,240
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,035,300
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,124,175
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,228,720
Orange Co CFD - Esencia	5.00%	8/15/2046	NR	6,250	6,913,937
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	289,850
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	548,735
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,598,125
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,954,600
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	5,005	5,357,652
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,133,903
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,340,980
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,393,754
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,666,825
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,409,304
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,225,352
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	700	778,673
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,103,600
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,607,355
Scranton RDA GTD	5.00%	11/15/2028	BB	5,000	5,104,400
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	745,584
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,638,160
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	371,250
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	4,337,850
Village CDD #10	6.00%	5/1/2044	NR	925	1,046,786
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	446,550
Total					137,137,148

Tax Revenue 2.77%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	1,515	1,728,888
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,236,373
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,000	1,002,210
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BB+	5,035	4,716,788
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	4,150	4,124,062
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,166,650
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	924,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	A	$20,000	$7,892,800
PR Corp Sales Tax	5.00%	8/1/2024	Ca	5,080	1,320,800
PR Corp Sales Tax	5.00%	8/1/2043	Ca	2,725	708,500
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	9,725	5,835,000
PR Corp Sales Tax	5.25%	8/1/2041	Ca	23,720	6,167,200
PR Corp Sales Tax	5.375%	8/1/2039	Ca	9,380	2,438,800
PR Corp Sales Tax	5.50%	8/1/2028	Ca	5,060	1,315,600
PR Corp Sales Tax	5.50%	8/1/2040	Ca	7,000	1,820,000
PR Corp Sales Tax	5.50%	8/1/2042	Ca	5,350	1,391,000
PR Corp Sales Tax	5.75%	8/1/2037	Ca	4,395	1,142,700
PR Corp Sales Tax	6.125%	8/1/2029	Ca	3,030	787,800
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	19,080	11,448,000
Total					59,167,906

Tobacco 11.25%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	70,000	4,975,600
Buckeye Tobacco	5.125%	6/1/2024	B-	27,480	26,571,786
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,541,119
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,780,330
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	18,029,198
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,575,756
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,504,250
Golden St Tobacco	5.00%	6/1/2028	BBB	2,000	2,382,000
Golden St Tobacco	5.00%	6/1/2033	B+	12,660	12,746,088
Golden St Tobacco	5.125%	6/1/2047	B-	10,420	10,420,313
Golden St Tobacco	5.30%	6/1/2037	B	5,000	5,094,700
Golden St Tobacco	5.75%	6/1/2047	B3	15,615	15,721,182
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,762,500
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,805	3,806,103
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,465	4,466,339
MI Tob Settlement	5.125%	6/1/2022	B-	2,565	2,564,974
MI Tob Settlement	5.25%	6/1/2022	B-	4,005	4,005,120
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,012,350
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	680,817
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	4,978,950
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,280,000
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	2,757,529
Rockland Tobacco	Zero Coupon	8/15/2060	NR	40,000	1,411,600
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	832,800
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,092,971
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,545	2,548,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB		$4,885	$4,888,908
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-		4,845	4,792,383
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-		17,670	17,714,882
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B		13,575	13,351,148
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	3,753,408
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	576,000
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		10,605	10,394,809
TSASC	5.00%	6/1/2035	A-		560	631,770
TSASC	5.00%	6/1/2036	A-		280	314,636
TSASC	5.00%	6/1/2041	BBB+		850	940,891
TSASC	5.00%	6/1/2048	NR		14,170	14,480,323
Total						240,381,969

Transportation 5.22%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		2,000	2,275,520
Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,207,916
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,582,440
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,265,291
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	4,085,385
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A-		5,000	2,202,400
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	15,427,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,307,060
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,144,020
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,777,100
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		6,915	7,967,878
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,309,460
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,176,700
MA Port Auth - Delta Airlines AMT (AMBAC)	2.014%#	1/1/2031	NR		5,000	4,336,050
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,295,409
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,916,486
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,962,600
NY Twy Auth	5.25%	1/1/2056	A-		1,850	2,128,406
PR Hwy & Trans Auth	5.00%	7/1/2020	CC		6,035	1,572,600
PR Hwy & Trans Auth	5.00%	7/1/2022	CC		1,545	405,563
PR Hwy & Trans Auth(e)	5.00%	7/1/2028	C		1,015	164,938
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB-		3,270	3,595,725
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB-		5,000	5,480,850
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,546,200
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,046,445
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,386,345
Total						111,566,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 7.42%

Adelanto Util Sys	6.625%	7/1/2031	NR	$11,000	$11,920,700
Arborwood CDD	5.50%	5/1/2036	NR	495	496,119
Chicago Wastewater	5.00%	1/1/2047	A	675	731,174
Chicago Water	5.00%	11/1/2028	A	500	567,265
Chicago Water	5.00%	11/1/2029	A	875	985,976
Chicago Water	5.00%	11/1/2029	A	2,270	2,583,782
Chicago Water	5.00%	11/1/2030	A	500	561,715
Chicago Water	5.00%	11/1/2036	A	890	990,072
CO Public Auth - ML	6.50%	11/15/2038	BBB+	5,255	7,453,061
Compton Water	6.00%	8/1/2039	NR	3,710	3,835,695
Detroit Water	5.25%	7/1/2041	A-	5,000	5,453,050
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,850,329
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,728,361
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	4,123,700
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	4,460,598
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,025	7,085,762
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	20,050	24,136,390
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,634,613
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,093,550
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,608,150
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	5,795	7,364,228
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,787,000
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%	12/31/2025	NR	525	53
OH Air Quality - Firstenergy	3.75%#	12/1/2023	CCC	2,505	1,091,153
OH Air Quality - Firstenergy	4.375%#	6/1/2033	B1	5,090	4,784,396
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	1,090	1,024,556
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	1,000	939,960
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA+	5,600	6,113,128
PR Aqueduct & Swr Auth	5.00%	7/1/2017	Caa3	8,460	7,783,200
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	10,395	8,108,100
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	2,450	1,500,625
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	15,785	9,668,312
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	1,500	918,750
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	10,000	12,059,300
Total					158,442,823
Total Municipal Bonds (cost $2,134,704,248)					2,112,077,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.23%

Variable Rate Demand Notes 0.23%

General Obligation 0.12%

NYC GO	0.95%	7/3/2017	10/1/2039	Aa1	$2,600	$2,600,000

Health Care 0.10%

IL Fin Auth - Advocate Hlth	0.91%	7/5/2017	11/1/2038	AA+	2,200	2,200,000

Housing 0.01%

IN Hsg & Cmnty Dev - SF Mtge Rev	1.05%	7/3/2017	7/1/2039	Aaa	115	115,000

Total Short-Term Investments (cost $4,915,000)						4,915,000

Total Investments in Securities 99.09% (cost $2,139,619,248)						2,116,992,674

Cash and Other Assets in Excess of Liabilities(h) 0.91%						19,425,523

Net Assets 100.00%						$2,136,418,197

Note: See Footnotes to Schedule of Investments on page 114 of this report.

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2017	88	Short	$(13,524,500)	$12,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$254,078,620	$8,273,520	(4)	$262,352,140
Lease Obligations	—	32,144,912	587,860	(4)	32,732,772
Other Revenue	—	161,372,381	1,105,880	(4)(5)	162,478,261
Special Tax	—	132,709,213	4,427,935	(4)(5)	137,137,148
Tax Revenue	—	57,439,018	1,728,888	(4)	59,167,906
Utilities	—	158,442,770	53	(5)	158,442,823
Remaining Industries	—	1,299,766,624	—		1,299,766,624
Variable Rate Demand Notes	—	4,915,000	—		4,915,000
Total	$—	$2,100,868,538	$16,124,136		$2,116,992,674
Other Financial Instruments
Futures Contracts
Assets	$12,328	$—	$—		$12,328
Liabilities	—	—	—		—
Total	$12,328	$—	$—		$12,328

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
Municipal Bonds (Corporate-Backed)	West Pace Coop Dist	$7,986,600
Municipal Bonds (Corporate-Backed)	AK IDA - Anchorage Sportsplex(	286,920
Municipal Bonds (Lease Obligations)	Houston Co Coop Dist - Country Crossing	587,860
Municipal Bonds (Other Revenue)	FL DFC - Palm Bay Admy	9,400
Municipal Bonds (Special Tax)	Tern Bay CDD	4,337,850
Municipal Bonds (Tax Revenue)	Coop Dist Ft Spanish - Hwy 181	1,728,888

(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Municipal Bonds (Other Revenue)	Michigan St Strategic FD Escrow	$500
Municipal Bonds (Other Revenue)	Ohio St Pollution Ctl Rev Escrow	297
Municipal Bonds (Other Revenue)	Plymouth Ed Ctr Charter Sch	1,095,683
Municipal Bonds (Special Tax)	Durbin Crossing CDD	90,085
Municipal Bonds (Utilities)	Moraine Ohio Solid Waste Disp Escrow AMT	53

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$20,270,995
Accrued Discounts (Premiums)	(4,152)
Realized Gain (Loss)	(99,456)
Change in Unrealized Appreciation (Depreciation)	(1,561,277)
Purchases	99,485
Sales	(5,059,915)
Net Transfers into Level 3	8,707,290
Net Transfers out of Level 3	(6,228,833)
Balance as of June 30, 2017	$16,124,136

Net change in Unrealized Appreciation/ Depreciation for period ended June 30, 2017 related to Level 3 Investments held at June 30, 2017	$(1,561,277)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.73%

Corporate-Backed 18.07%

AL IDA - Office Max Rmkt AMT	6.45%#	12/1/2023	B3	$90	$90,108
AL IDA - Office Max Rmkt AMT	6.45%#	12/1/2023	B3	440	440,528
Beaver Co IDA - FirstEnergy Rmkt	2.70%#	4/1/2035	CCC	1,000	426,340
Brazos River Nav Dist - Dow Chemical	5.90%#	5/1/2038	BBB	310	319,458
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	250	272,700
CA Stwde - So Cal Edison	2.625%#	11/1/2033	Aa3	500	513,830
Denver Intl Arpt Rev - United Airlines AMT	5.25%	10/1/2032	BB-	1,500	1,507,410
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	100	105,734
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B	200	200,230
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2020	BB-	1,000	1,069,980
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	250	269,368
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B	3,800	3,899,256
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B	1,280	1,323,482
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B	65	66,368
IN Fin Auth - US Steel	6.00%	12/1/2019	B	130	135,409
IN Fin Auth - US Steel	6.00%	12/1/2026	B	520	532,147
Int Falls MN - Office Max	5.50%	4/1/2023	B3	100	100,120
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	4,040	4,340,859
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB	170	191,903
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB	600	681,924
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB	140	142,072
Love Field Arpt - Southwest Airlines	5.00%	11/1/2022	A3	285	327,157
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%	1/1/2027	NR	235	238,720
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	65	63,606
Montgomery Co IDA - Peco Generation AMT	2.70%#	10/1/2034	BBB	1,500	1,493,685
Nez Perce CO Poll Ctl - Potlatch	2.75%	10/1/2024	Ba1	1,585	1,530,238
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-	1,100	1,102,563
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	1,265	1,304,810
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	500	548,965
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	105	105,323
NJ EDA - Goethals Brdg AMT	5.25%	1/1/2025	BBB-	160	186,507
NY Energy - NY State Elec & Gas AMT	2.375%#	7/1/2026	A	240	244,039
NY Liberty Dev Corp - 3 WTC†	5.15%	11/15/2034	NR	100	109,802
NY Trans Dev Corp - American Airlines	5.00%	8/1/2021	BB-	1,250	1,376,800
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	1,000	1,124,000
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	280	334,877
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	205	205,295
Red River - AEP Texas North (NPFGC) (FGIC)	4.45%	6/1/2020	A	455	485,881
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	220	233,284
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	750	816,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

St Charles Parish - Valero Energy	4.00%#	12/1/2040	BBB	$450	$479,156
Tulsa Mun Arpt - American Airlines AMT	5.00%#	6/1/2035	BB-	400	433,056
Washington Co Wastewtr - Cargill AMT	2.375%#	9/1/2030	A	100	102,093
Whiting Env Facs - BP AMT	5.00%#	11/1/2045	A1	1,170	1,336,725
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A1	150	168,764
WI PFA - TrIPS AMT	5.00%	7/1/2022	BBB	670	715,225
WI PFA - Waste Mgmt AMT	2.00%#	7/1/2029	A-	800	799,992
WI Pub Fin Auth - Celanese AMT	5.00%	1/1/2024	BBB-	500	560,420
WI Pub Fin Auth - Celanese AMT	5.00%	12/1/2025	BBB-	1,000	1,137,200
Total					34,193,656

Education 4.60%

AZ IDA - American Charter Sch†	4.00%	7/1/2019	BB+	655	662,611
CA Fin Auth - Biola Univ	5.00%	10/1/2018	Baa1	100	103,027
CA Muni Fin - Biola Univ	5.00%	10/1/2023	Baa1	100	116,928
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	104,851
FL HI Ed - Nova Southeastern Univ	6.00%	4/1/2026	A-	470	534,249
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	150	150,327
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	100	102,890
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2022	A-	560	628,712
MA DFA - Emerson Clg	5.00%	1/1/2024	BBB+	500	576,355
MA DFA - Emerson College	5.50%	1/1/2030	BBB+	290	310,697
MA DFA - Suffolk Univ	5.00%	7/1/2022	Baa2	805	912,516
MA DFA - Wheelock Clg	5.00%	10/1/2017	BBB	405	408,289
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3	250	254,880
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	100	111,199
New Rochelle LDC - Iona Clg	5.00%	7/1/2023	BBB	315	358,719
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2022	A1	170	195,743
NY Dorm - Long Island Univ	3.00%	9/1/2019	BBB	725	732,844
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Baa3	100	104,085
NY Dorm - Pace Univ	4.00%	5/1/2022	BBB-	245	263,892
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	530	585,295
NY Dorm - Pace Univ	5.00%	5/1/2024	BBB-	170	190,920
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	BBB-	130	131,699
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3	95	94,531
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3	145	142,009
NY Dorm - Yeshiva Univ	5.00%	9/1/2017	BBB-	200	200,994
NY Dorm - Yeshiva Univ	5.00%	9/1/2017	NR	5	5,031
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	BBB-	10	10,203
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	285	322,013
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A3	250	282,512
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2022	BB+	100	109,294
Total					8,707,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 13.11%

Atlantic City GO	5.00%	3/1/2021	AA	$600	$656,430
Atlantic City GO	5.00%	3/1/2022	AA	245	272,308
Chicago Brd Ed	1.74%#	3/1/2036	B	800	773,296
Chicago Brd Ed	4.25%	12/1/2018	B	60	57,575
Chicago Brd Ed	5.00%	12/1/2017	B	65	64,429
Chicago Brd Ed	5.00%	12/1/2019	B	275	260,807
Chicago Brd Ed	5.25%	12/1/2024	B	265	229,532
Chicago Brd Ed	5.25%	12/1/2026	B	620	523,311
Chicago Brd Ed	9.00%#	3/1/2026	B	880	887,665
Chicago Brd Ed (AMBAC)	5.00%	12/1/2017	B	200	202,114
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	A	305	319,683
Chicago GO	5.00%	12/1/2019	BBB+	200	203,842
Chicago GO	5.00%	1/1/2021	BBB+	290	295,214
Chicago GO	4.00%	1/1/2022	BBB+	160	157,675
Chicago GO	4.50%	1/1/2020	BBB+	450	453,681
Chicago GO	5.00%	1/1/2024	BBB+	1,655	1,676,929
Chicago GO	5.00%	1/1/2024	BBB+	1,000	1,009,580
Chicago GO	5.25%	1/1/2022	BBB+	785	813,181
Chicago GO (AMBAC)	5.00%	12/1/2017	BBB+	100	100,287
Cook Co GO	5.00%	11/15/2018	AA-	200	209,152
Cook Co GO	5.00%	11/15/2018	AA-	285	298,042
Cook Co GO	5.00%	11/15/2022	AA-	290	326,604
Cook Co GO	5.25%	11/15/2022	AA-	620	682,781
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	103,915
Guam GO	5.00%	11/15/2023	BB-	10	10,145
Hartford GO	2.125%	7/15/2018	BBB-	215	201,120
Hartford GO	4.00%	4/1/2019	BBB-	100	93,808
Hartford GO	4.00%	4/1/2022	BBB-	125	112,141
IL State GO	5.00%	8/1/2017	BBB-	140	140,283
IL State GO	4.00%	2/1/2018	BBB-	100	100,870
IL State GO	4.00%	7/1/2018	BBB-	555	563,114
IL State GO	5.00%	1/1/2018	BBB-	245	248,178
IL State GO	5.00%	8/1/2019	BBB-	295	303,455
IL State GO	5.00%	1/1/2020	BBB-	735	759,615
IL State GO	5.00%	2/1/2020	BBB-	1,000	1,034,540
IL State GO	5.00%	4/1/2020	BBB-	375	388,740
IL State GO	5.00%	4/1/2020	BBB-	510	528,686
IL State GO	5.00%	7/1/2020	BBB-	420	436,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	3/1/2021	BBB-	$625	$649,456
IL State GO	5.00%	7/1/2021	BBB-	695	724,531
IL State GO	5.00%	8/1/2021	BBB-	365	380,801
IL State GO	5.00%	2/1/2022	BBB-	785	818,127
IL State GO	5.25%	1/1/2020	BBB-	465	483,312
IL State GO (AGM)	5.00%	1/1/2019	AA	50	51,827
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	100,848
New Haven GO (AGM)	5.00%	8/15/2020	AA	1,275	1,388,883
NJ State Bldg Auth	4.00%	6/15/2021	BBB+	150	153,960
Oakland USD	5.00%	8/1/2020	AA-	150	167,173
Philadelphia Sch Dist	2.25%	9/1/2017	A2	125	125,135
Philadelphia Sch Dist	4.00%	9/1/2017	A2	95	95,354
Philadelphia Sch Dist	4.00%	9/1/2018	A2	300	307,596
Philadelphia Sch Dist	4.50%	9/1/2017	A2	155	155,696
Philadelphia Sch Dist	5.00%	9/1/2019	A2	100	106,266
Philadelphia Sch Dist	5.00%	9/1/2020	A2	535	581,053
Philadelphia Sch Dist	5.00%	9/1/2021	A2	125	137,874
Philadelphia Sch Dist	5.25%	9/1/2027	A2	250	262,145
Philadelphia Sch Dist	6.00%	9/1/2038	A2	870	919,720
PR Comwlth GO(e)	4.00%	7/1/2021	Caa3	300	172,125
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3	55	32,794
PR Comwlth GO(e)	5.50%	7/1/2017	Caa3	110	65,175
PR Comwlth GO(e)	5.50%	7/1/2018	Caa3	100	59,557
PR Comwlth GO(e)	5.50%	7/1/2019	Caa3	265	156,639
PR Comwlth GO (AGC)	5.00%	7/1/2017	AA	65	65,000
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA	35	35,089
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA	160	169,787
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA	100	100,000
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	610	610,207
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2019	Caa3	35	19,286
PR Pub Bldg Auth GTD(e)	5.50%	7/1/2023	Caa3	55	30,112
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2018	A2	190	194,549
Total					24,819,550

Health Care 19.70%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR	195	196,293
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR	150	150,851
Antelope Valley Hlth	5.00%	3/1/2021	Ba3	205	216,168
Ashland Med Ctr - Kings Daughters	5.00%	2/1/2022	BBB	560	623,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Atlanta Dev Auth - Georgia Proton Ctr†(c)	6.00%	1/1/2023	NR		$1,000	$998,600
AZ Hlth Facs - Beatitudes	5.10%	10/1/2022	NR		285	285,296
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		275	287,925
CA Muni Fin - Northbay Hlthcare	4.00%	11/1/2022	NR		760	821,552
CA Statewide - Beverly	4.00%	2/1/2021	BBB-		550	583,995
CA Stwde - American Baptist	5.00%	10/1/2020	BBB+	(a)	235	259,468
CA Stwde - Daughters of Charity	5.50%	7/1/2022	CCC		130	129,607
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CCC		730	729,993
CA Stwde - Daughters of Charity	5.75%	7/1/2025	CCC		25	24,999
CA Stwde - Eskaton Pptys	5.00%	11/15/2021	BBB		775	869,496
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2025	BB		1,000	1,151,560
Church Home of Hartford†	2.875%	9/1/2020	BB	(a)	200	200,060
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	200	200,522
CO Hlth Facs - Christian Living	4.00%	1/1/2020	NR		250	259,412
CO Hlth Facs - Fraiser Meadows	5.00%	5/15/2021	BB+	(a)	500	548,975
Collier Co IDA - Arlington of Naples†	5.25%	5/15/2022	NR		100	100,215
Cumberland Co Mun Auth - Asbury	5.00%	1/1/2020	NR		25	26,429
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2023	Baa3		1,500	1,689,210
Denver Hlth & Hsp Auth	1.905%#	12/1/2033	BBB		300	266,745
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		45	50,160
Friendsview Retirement Community	4.00%	11/15/2026	NR		500	516,410
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	500	543,060
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	272,415
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2023	BB		1,280	1,403,853
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	70	73,300
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		610	637,413
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		325	348,273
ID HFA - Madison Mem Hosp	5.00%	9/1/2021	BB+		1,000	1,087,290
IL Fin Auth - Centegra Hlth	5.00%	9/1/2019	BBB		100	105,701
IL Fin Auth - Centegra Hlth	5.00%	9/1/2021	BBB		100	111,178
IL Fin Auth - Friendship Vlg Shaumburg	5.00%#	2/15/2037	BB-	(a)	55	55,019
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	90	90,072
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	125	135,899
IL Fin Auth - Presence Health	5.00%	2/15/2020	BBB-		1,000	1,063,500
IL Fin Auth - Provena Hlth	6.25%	5/1/2022	BBB-		100	113,717
IL Fin Auth - Provena Hlth	7.75%	8/15/2034	BBB-		100	113,662
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	101,941
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(a)	800	871,808
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		345	390,964
KY EDFA - Owensboro Hlth	5.00%	6/1/2018	Baa3		120	123,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

KY EDFA - Owensboro Hlth	5.00%	6/1/2022	Baa3		$300	$335,280
Lancaster Co Hosp Auth - Bretheren Village	5.00%	7/1/2023	BB+	(a)	700	779,429
MA DFA - Boston Med Ctr	5.00%	7/1/2022	BBB		395	450,968
MA DFA - UMass Mem Hlth	5.00%	7/1/2023	BBB+		785	906,220
MA Hlth & Ed - Boston Med Ctr	4.75%	7/1/2023	BBB		200	207,300
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	661,596
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		475	545,689
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BBB-	(a)	200	213,118
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		500	567,680
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	170,304
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2023	Baa1		145	163,691
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		60	62,014
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	297,586
NC Med - Southminster	5.00%	10/1/2021	NR		365	400,062
New Hope - Carillon	3.00%	7/1/2020	NR		580	581,317
New Hope Cult Ed Facs - Crestview	4.00%	11/15/2021	BB+	(a)	615	641,390
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2018	NR		100	100,729
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	400,076
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	337,795
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		200	208,962
NJ Hlth - St Josephs Hlth	5.00%	7/1/2024	BBB-		440	505,850
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		210	224,364
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		110	113,221
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	86,422
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	Baa3		500	563,870
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	Baa3		200	225,548
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		115	136,335
Palomar Hlth	5.00%	11/1/2021	BBB-		250	275,970
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2022	BBB-		190	190,224
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		190	190,237
Price William Co IDA - Westminster	4.00%	1/1/2021	NR		930	980,434
RI Hlth & Ed - Care New England	5.00%	9/1/2020	BB		1,000	1,070,280
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	768,894
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2025	BBB-		100	109,184
Saint Paul MN Hsg & Redev Auth	5.00%	11/15/2026	BBB-		100	108,642
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	90,149
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	400	428,340
St Paul Hsg - Healtheast	5.25%	11/15/2028	BBB-		650	706,121
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	106,660
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		25	25,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	$100	$100,072
Tarrant Co Cultural - Buckingham Sr Lvg	4.50%	11/15/2021	BB	(a)	500	500,495
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		410	411,189
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(a)	230	257,287
UMass Mem Hlth	5.00%	7/1/2021	BBB+		235	258,714
UMass Mem Hlth	5.00%	7/1/2022	BBB+		160	175,555
UMass Mem Hlth	5.125%	7/1/2026	BBB+		125	138,075
WA HFC - Lea Hill Proj†	3.20%	7/1/2021	NR		500	494,830
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		100	100,027
Westchester Co Hlth Care	5.00%	11/1/2022	BBB		375	419,179
WI PFA - Bancroft Neurohealth†	4.00%	6/1/2020	NR		635	657,708
Total						37,280,283

Housing 2.17%

Montgomery Co Hsg	4.00%	7/1/2048	Aa2		1,000	1,084,690
NC Hsg Fin Agy	4.00%	7/1/2047	AA		1,000	1,084,420
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2023	BBB-		200	225,386
NYC IDA - Yankee Stadium (FGIC)	3.02%#	3/1/2021	Baa1		470	471,589
PA Hsg Fin Auth	4.00%	4/1/2039	NR		1,150	1,233,697
Total						4,099,782

Lease Obligations 1.49%

CA Pub Wks - Dept of Correction (AMBAC)	5.00%	12/1/2019	A1		510	537,601
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2024	Aa3		1,000	1,192,780
NJ EDA - Sch Facs	5.00%	9/1/2020	BBB+		260	277,056
NJ EDA - Sch Facs	5.00%	6/15/2023	BBB+		255	273,376
NJ EDA - Sch Facs	5.50%	9/1/2021	BBB+		200	215,016
NJ EDA - Transit Proj	5.00%	5/1/2019	BBB+		320	334,832
Total						2,830,661

Other Revenue 8.20%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR		250	249,710
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2023	BBB-		450	515,088
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR		500	497,895
Central Plains - Goldman Sachs	5.00%	9/1/2019	A3		325	350,659
Central Plains - Goldman Sachs	5.25%	12/1/2021	A3		490	568,449
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,006,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Arpt	5.00%	1/1/2029	A-		$985	$1,097,743
FL Charter Foundation†	4.00%	7/15/2026	NR		930	923,034
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR		150	156,587
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(a)	250	280,797
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	Ba1		200	213,680
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		600	624,840
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB		540	593,449
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB		750	895,342
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	BBB		1,500	1,762,140
Main St Nat Gas - Ml	5.00%	3/15/2022	BBB+		945	1,060,517
Main St Nat Gas - ML	5.125%	9/15/2017	BBB+		105	105,809
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+		500	499,905
NJ Bldg Auth	5.00%	12/15/2018	BBB+		140	145,694
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB		170	170,483
Phoenix IDA - Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1		260	259,337
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-		715	628,628
PR Elec Pwr Auth	5.00%	7/1/2018	Caa3		50	30,514
Sa Energy Acquisition - Goldman Sachs	5.25%	8/1/2017	A3		50	50,139
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+		150	177,083
Salt Verde Fin Corp - Citi	5.25%	12/1/2020	BBB+		175	195,821
TEAC - Goldman Sachs	5.25%	9/1/2022	A3		1,520	1,767,152
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3		150	175,707
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2020	BBB+		275	305,937
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB+		195	205,132
Total						15,513,431

Special Tax 2.79%

Allentown Neighborhood Impt†(c)	5.00%	5/1/2022	Ba1		450	484,641
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR		100	103,410
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR		140	158,036
Celebration Pointe CDD†	4.00%	5/1/2022	NR		350	354,841
NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2		15	16,066
Nthrn Palm Bch Co Impt Dist	3.25%	8/1/2022	NR		765	762,858
NYC IDA - Yankee Stadium	3.08%#	3/1/2026	Baa1		300	291,045
Plaza Met Dist #1†	5.00%	12/1/2018	NR		1,500	1,557,045
San Clemente Cmnty Facs	5.00%	9/1/2024	NR		100	116,207
Scranton RDA GTD	5.00%	11/15/2021	BB		500	519,385
Scranton RDA GTD	5.00%	11/15/2028	BB		255	260,324
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1		150	153,768
Village CDD #12	2.875%	5/1/2021	NR		500	505,100
Total						5,282,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.03%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	$470	$501,462
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	380,933
Garden St Preservation Trust TCRS (BAM)	5.00%	11/1/2021	AA	300	336,660
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	460	470,470
Jefferson Co - Sch Warrant	4.75%	1/1/2025	A-	45	45,061
Jefferson Co - Sch Warrant TCRS (AMBAC)	4.75%	1/1/2025	A-	150	150,204
Met Pier & Expo Auth - Mccormick Place	5.00%	12/15/2022	BB+	1,110	1,112,453
Met Pier & Expo Auth - Mccormick Place	5.00%	12/15/2022	BB+	910	959,540
Met Pier & Expo Auth - Mccormick Place (NPFGC) (FGIC)	Zero Coupon	6/15/2018	A	380	371,108
Met Pier & Expo Auth - Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	A	150	171,789
NJ EDA - Cigarette Tax	5.00%	6/15/2021	BBB+	500	544,085
PR Corp Sales Tax	5.00%	8/1/2022	Caa3	100	60,000
PR Corp Sales Tax	5.50%	8/1/2023	Ca	125	32,500
PR Sales Tax Fing Cor	5.00%	8/1/2021	Caa3	1,000	600,000
Total					5,736,265

Tobacco 7.64%

Buckeye Tobacco	5.125%	6/1/2024	B-	4,625	4,472,144
Buckeye Tobacco	5.375%	6/1/2024	B-	1,100	1,076,097
CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B3	1,000	1,025,190
Inland Empire Tobacco	5.00%	6/1/2021	NR	260	260,078
Inland Empire Tobacco	5.75%	6/1/2026	NR	265	279,827
MI Tob Settlement	5.125%	6/1/2022	B-	1,155	1,154,988
Nassau Co Tobacco	5.25%	6/1/2026	B-	375	375,041
NJ EDA - Cigarette Tax	5.00%	6/15/2022	BBB+	950	1,044,430
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	874,347
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	2,190	2,191,752
Westchester Tobacco Asset Sec Corp	5.00%	6/1/2022	A	1,500	1,703,880
Total					14,457,774

Transportation 7.79%

AL Port Auth AMT (AGM)	5.00%	10/1/2023	AA	520	600,460
Alameda Corridor Trsp Auth	5.00%	10/1/2022	BBB+	200	231,730
Alameda Corridor Trsp Auth	5.00%	10/1/2024	BBB+	150	178,502
Central TX Mobility Auth	5.00%	1/1/2018	BBB	250	254,787
Chicago GO	4.00%	1/1/2019	BBB+	180	179,973
Chicago Water	5.00%	11/1/2020	A	265	290,851
E - 470 Hwy Auth (NPFGC) (FGIC)	5.25%	9/1/2018	A	50	52,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (contiuned)

Foothill / Eastern Corridor Toll Rd	5.50%#	1/15/2053	BBB-	$500	$570,415
Houston Arpt - Continental Airlines AMT	4.50%	7/1/2020	BB-	450	474,678
Indianapolis Local Pub Impt - Ind Arpt AMT	5.00%	1/1/2023	A1	285	329,534
MA Port Auth - Delta Airlines AMT (AMBAC)	2.014%#	1/1/2031	NR	1,000	867,210
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR	35	35,248
MD EDC - CNX Consol Energy	5.75%	9/1/2025	B+	1,395	1,412,019
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	475	511,352
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2024	AA	1,540	1,808,468
NY Trans Dev Corp - American Airlines	5.00%	8/1/2019	BB-	1,100	1,164,020
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2021	Baa1	500	552,580
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	830	935,949
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2018	BBB	250	263,305
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2019	BBB	330	352,285
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2021	BBB	80	89,732
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2025	BBB	510	606,517
Philadelphia Airport AMT	5.25%	6/15/2022	A	175	191,114
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	675	737,849
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	45	11,813
PR Hwy & Trans Auth (AGC)	4.00%	7/1/2020	AA	225	233,336
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA	25	26,324
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA	35	35,000
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	980	1,063,075
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	470	521,695
South Jersey Trans Auth	4.00%	11/1/2019	BBB+	160	167,958
Total					14,750,167

Utilities 10.14%

Adelanto Util Sys	6.625%	7/1/2031	NR	75	81,278
Beaver Co IDA - Firstenergy	3.50%#	12/1/2035	CCC	610	265,545
Beaver Co IDA - Firstenergy	4.00%#	1/1/2035	CCC	100	42,104
Beaver Co IDA - Firstenergy	4.375%#	1/1/2035	B1	275	258,519
Chicago Wastewater	5.00%	1/1/2023	A	370	421,622
Chicago Wastewater CR (AGM)	5.00%	1/1/2022	AA	150	169,491
Chicago Water	5.00%	11/1/2020	A	50	54,878
Chicago Water (AGM)	4.25%	11/1/2018	AA	370	384,622
CO Public Auth - ML	6.125%	11/15/2023	BBB+	1,255	1,534,074
Detroit Sewer	5.00%	7/1/2022	A-	235	268,777
Farmington Poll Ctl - NM Pub Svc	2.125%#	6/1/2040	BBB+	500	503,370
Floyd Co Dev - GA Power	2.35%#	7/1/2022	A3	125	126,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

HI Dept Budget - Hawaiian Electric	6.50%	7/1/2039	Baa2	$160	$172,891
Jefferson Co Sewer	5.00%	10/1/2018	BBB-	250	259,480
Jefferson Co Sewer	5.00%	10/1/2021	BBB-	1,300	1,422,694
Main St Nat Gas - ML	5.00%	3/15/2019	BBB+	490	517,347
MEAG - Proj 1	5.25%	1/1/2021	A	225	251,116
NM Muni Energy Acq Auth - RBC	1.454%#	11/1/2039	A1	750	748,403
OH Air Quality - Firstenergy	3.00%	5/15/2019	Caa1	1,495	632,146
OH Air Quality - Firstenergy	3.75%#	12/1/2023	Caa1	115	50,093
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	130	135,117
OH Wtr Dev Auth - FirstEnergy	3.75%#	7/1/2033	Caa1	200	87,060
OH Wtr Dev Auth - Firstenergy	4.375%#	6/1/2033	B1	575	540,477
Philadelphia Gas Works	5.00%	8/1/2021	A	200	226,010
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A-	595	649,526
PR Aqueduct & Swr Auth	4.00%	7/1/2022	Caa3	85	66,938
PR Aqueduct & Swr Auth	5.00%	7/1/2017	Caa3	185	170,200
PR Aqueduct & Swr Auth	5.00%	7/1/2019	Caa3	945	763,825
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	140	118,125
PR Elec Pwr Auth	4.10%	7/1/2019	Caa3	240	146,532
PR Elec Pwr Auth	4.25%	7/1/2020	Caa3	320	195,440
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	30,227
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	145	146,099
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%	7/1/2018	A	340	345,103
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%	7/1/2019	A	430	448,997
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%	7/1/2021	A	100	102,124
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2023	AA-	1,090	1,259,353
TEAC - Goldman Sachs	5.00%	2/1/2020	A3	455	494,508
TEAC - Goldman Sachs	5.00%	2/1/2022	A3	925	1,049,052
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	30	31,411
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	440	501,794
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2021	A3	1,070	1,227,354
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2018	BBB+	865	906,260
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	1,205	1,383,171
Total					19,189,388

Total Municipal Bonds (cost $187,235,097)					186,860,998

Total Investments in Securities 98.73% (cost $187,235,097)					186,860,998

Cash and Other Assets in Excess of Liabiities(h) 1.27%					2,409,805

Net Assets 100.00%					$189,270,803

Note: See Footnotes to Schedule of Investments on page 114 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2017	24	Short	$(5,186,625)	$7,081
U.S. 10-Year Treasury Note	September 2017	94	Short	(11,799,938)	38,550
Totals				$(16,986,563)	$45,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Education	$—	$8,707,315	$—		$8,707,315
Health Care		37,280,283	—		37,280,283
Other Revenue	—	14,884,803	628,628	(4)	15,513,431
Remaining Industries	—	125,359,969	—		125,359,969
Total	$—	$186,232,370	$628,628		$186,860,998
Other Financial Instruments
Futures Contracts
Assets	$45,631	$—	$—		$45,631
Liabilities	—	—	—		—
Total	$45,631	$—	$—		$45,631

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$74,858
Accrued Discounts (Premiums)	78,060
Realized Gain (Loss)	(1,363)
Change in Unrealized Appreciation (Depreciation)	330,823
Net Purchases	214,500
Net Sales	(68,250)
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of June 30, 2017	$628,628

Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$335,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.15%

Corporate-Backed 1.04%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,020	$1,089,921
CA Poll Ctl - Waste Mgmt AMT	3.25%#	12/1/2027	A-	1,500	1,579,725
CA Stwde - So Cal Edison	2.625%#	11/1/2033	Aa3	500	513,830
Total					3,183,476

Education 6.42%

CA Dev Auth - Culinary Institute	5.00%	7/1/2036	Baa2	400	439,712
CA Dev Auth - Culinary Institute	5.00%	7/1/2041	Baa2	380	415,545
CA Dev Auth - Culinary Institute	5.00%	7/1/2046	Baa2	425	464,869
CA Ed - Stanford Univ	5.00%	6/1/2046	AAA	1,500	2,006,640
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,122,440
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,140,080
CA Ed Facs - Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,134,560
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	367,864
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,406,125
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,568,362
CA Hlth Facs - Sutter Hlth	5.25%	5/15/2047	AA	2,000	2,398,520
CA MFA - Univ of La Verne	5.00%	10/1/2032	Baa1	400	463,160
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	530,635
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	540	573,567
CA State Univ Sys	5.00%	11/1/2042	Aa2	500	589,615
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,194,580
Univ California	5.00%	5/15/2037	AA-	1,435	1,629,773
Univ of CA	5.00%	6/1/2043	A3	1,000	1,140,770
Total					19,586,817

General Obligation 20.60%

Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,328,411
CA Hlth Facs - Sutter Hlth(c)	5.00%	11/15/2048	AA-	1,000	1,151,880
CA State GO	4.00%	9/1/2035	AA-	1,000	1,063,010
CA State GO	5.00%	9/1/2029	AA-	485	554,137
CA State GO	5.00%	2/1/2032	AA-	2,000	2,260,740
CA State GO	5.00%	9/1/2032	AA-	1,500	1,782,090
CA State GO	5.00%	2/1/2033	AA-	1,000	1,128,040
CA State GO	5.00%	8/1/2038	AA-	1,565	1,829,485
CA State GO	5.25%	10/1/2029	AA-	1,500	1,633,260
CA State GO	5.25%	8/1/2032	AA-	2,500	2,987,425
CA State GO	5.25%	10/1/2032	AA-	4,000	4,613,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.25%	4/1/2035	AA-		$3,000	$3,429,630
CA State GO	5.50%	3/1/2040	AA-		2,000	2,210,560
CA State GO	6.50%	4/1/2033	AA-		3,500	3,825,955
Grossmont UHSD	5.00%	8/1/2043	Aa2		1,250	1,403,975
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	681,600
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,344,880
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,130,700
LA Comm Clg	5.00%	8/1/2036	AA+		1,000	1,177,740
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,200,490
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,393,188
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,183,240
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,044,890
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,185,250
Palm Springs USD	4.00%	8/1/2033	Aa3		1,035	1,102,234
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,054,700
Port Oakland(c)	5.00%	11/1/2029	A		350	418,495
PR Comwlth GO(e)	6.00%	7/1/2039	Caa3		2,000	1,190,000
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,182,690
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,193,350
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,143,640
San Leandro Unified Sch Dist	5.25%	8/1/2046	AA		1,750	2,093,350
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa2		750	799,290
Simi Valley GO	4.00%	8/1/2046	Aa3		1,065	1,112,605
Stockton USD	5.00%	8/1/2031	A+		2,000	2,353,120
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,224,904
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,196,110
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,353,370
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		2,805	1,908,859
Total						62,870,613

Health Care 11.88%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,135,673
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,067,750
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	127,257
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,114,310
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,030,780
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,303,113
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,111,360
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,234,220
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,270,500
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,256,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth Auth - Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		$1,000	$1,168,760
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,278,850
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	554,745
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2027	NR		1,000	1,177,250
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,390,937
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,079,720
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		460	432,110
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	872,596
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,203,160
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,000	1,097,270
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,107,250
Eisenhower Med Ctr(c)	5.00%	7/1/2042	Baa2		1,000	1,122,810
Eisenhower Med Ctr	5.00%	8/15/2047	BBB+		1,000	1,121,320
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	676,688
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,579,470
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,382,180
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,228,760
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,135,660
Total						36,260,859

Housing 2.29%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,065,230
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,104,900
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	533,925
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,129,620
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,519,565
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,635,255
Total						6,988,495

Lease Obligations 5.64%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,140,770
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		1,000	1,216,450
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,319,880
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,118,080
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	Aaa		2,000	2,243,860
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,137,550
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,351,980
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,170,480
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,294,990
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,224,704
Total						17,218,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 4.04%

Abag Fin Auth - Windemere Ranch	5.00%	9/2/2029	AA		$1,000	$1,204,050
CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	875,347
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,250	1,277,437
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		1,010	1,149,128
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,261,820
CA Infra & Econ Dev - Walt Disney Museum	4.00%	2/1/2035	A+		1,000	1,048,050
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-		1,000	1,085,950
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB		1,000	1,071,920
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB		600	649,488
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+		1,400	1,688,988
Total						12,312,178

Special Tax 9.63%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	564,980
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,149,160
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,325	1,520,742
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	534,660
Irvine USD - Spl Tax	5.00%	3/1/2057	NR		1,000	1,106,470
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,098,110
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,117,390
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+		1,120	1,249,942
Orange Co CFD	5.25%	8/15/2045	NR		1,000	1,114,360
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2029	AA		1,050	1,225,182
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,800	2,030,814
Rancho Cucamonga Redev Agy (NPFGC)	4.00%	9/1/2034	A+		2,000	2,084,040
Riverside RDA - Desert Com and I-215 (BAM)	5.00%	10/1/2028	AA		1,000	1,176,060
Roseville CFD - Westpark	5.00%	9/1/2031	NR		1,000	1,113,050
San Clemente Cmnty Facs	5.00%	9/1/2040	NR		995	1,088,938
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A		1,000	1,134,980
San Francisco Redev - Mission Bay North	5.00%	8/1/2035	A		500	578,020
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,195,280
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,668,435
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	A		1,100	1,259,434
San Jose Redev Agy (AGC)	4.50%	8/1/2035	AA		150	150,242
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR		500	535,785
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	NR		500	558,260
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	NR		500	562,240
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA		1,505	1,699,521
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+		1,510	1,869,803
Total						29,385,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 1.53%

PR Corp Sales Tax	5.00%	8/1/2024	Ca	$1,000	$260,000
PR Corp Sales Tax	5.25%	8/1/2041	Ca	1,525	396,500
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	1,000	1,158,920
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,723,410
Tustin CFD	5.00%	9/1/2037	BBB+	1,000	1,116,820
Total					4,655,650

Tobacco 4.88%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	789,350
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,500	350,425
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,179,610
Golden St Tobacco	5.00%	6/1/2033	B+	1,050	1,057,140
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,151,150
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	2,000,060
Golden St Tobacco	5.75%	6/1/2047	B3	2,355	2,371,014
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	112,500
Inland Empire Tobacco	5.00%	6/1/2021	NR	950	950,285
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,075,939
LA Co Tobacco	Zero Coupon	6/1/2046	NR	1,640	161,179
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	1,000,000
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,304,800
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,000	83,280
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	1,305	1,305,091
Total					14,891,823

Transportation 18.11%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	1,500	1,706,640
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	2,000	2,268,700
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA	1,425	1,643,709
Bay Area Toll Auth	5.00%	10/1/2033	AA-	2,905	3,207,469
Bay Area Toll Auth	5.00%	4/1/2056	AA	2,000	2,293,620
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	1,500	769,020
Foothill / Eastern Corridor Toll Rd	5.50%#	1/15/2053	BBB-	250	285,207
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,835	2,099,277
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	4,285	4,950,975
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	2,930	3,376,122
Long Beach Harbor	5.00%	5/15/2043	AA	1,000	1,151,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Long Beach Harbor AMT	5.00%	5/15/2028	AA	$1,000	$1,178,110
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA	2,000	2,197,460
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA	1,000	1,133,810
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2045	AA	1,195	1,350,457
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2046	AA-	1,000	1,131,260
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,141,570
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,372,600
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-	1,500	1,675,980
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,153,100
San Diego Arpt AMT	5.00%	7/1/2027	A+	1,000	1,145,370
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,600,942
San Francisco Arpt AMT	5.00%	5/1/2040	A+	1,500	1,685,685
San Francisco Arpt AMT	5.00%	5/1/2046	A+	2,500	2,824,850
San Francisco Port Commn AMT	5.00%	3/1/2030	A1	1,415	1,601,794
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB	1,000	1,153,460
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB	180	202,154
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	4,585	5,052,441
San Jose Arpt	5.00%	3/1/2029	A2	500	582,155
San Jose Arpt AMT	5.00%	3/1/2047	NR	1,400	1,591,590
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,749,390
Total					55,276,037

Utilities 13.09%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,083,700
Casitas Muni Water Dist	5.25%	9/1/2047	AA	1,500	1,759,020
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,082,540
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,405,812
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	875,662
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	781,556
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	590,305
Imperial Irrigation Dist	5.00%	11/1/2038	AA-	800	927,856
Long Beach Nat Gas - ML	2.222%#	11/15/2026	BBB+	1,000	950,590
Long Beach Nat Gas - ML	5.25%	11/15/2020	BBB+	1,505	1,672,401
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	2,040	2,592,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	Aa2	$1,000	$1,169,110
Los Angeles DWAP - Pwr Sys(c)	5.00%	7/1/2047	Aa2	1,000	1,169,300
Los Angeles DWAP - Pwr Sys	5.25%	7/1/2037	Aa2	1,500	1,822,410
Los Angeles DWAP - Wtr Sys	5.00%	7/1/2032	AA+	1,000	1,196,890
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,152,680
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,000	1,422,810
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	2,045	2,909,646
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	1,000	1,435,270
Northern CA Gas - Morgan Stanley	1.489%#	7/1/2027	A3	2,000	1,914,960
Orange Co Water Dist	4.00%	8/15/2041	AAA	1,000	1,063,990
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Caa3	1,000	800,000
PR Elec Pwr Auth	5.25%	7/1/2024	Caa3	255	156,188
PR Elec Pwr Auth	5.25%	7/1/2033	Caa3	115	70,438
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	450	275,625
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,046,340
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,831,905
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	AA-	1,000	1,154,960
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,159,340
Southern CA Pub Pwr Auth - Goldman Sachs	2.254%#	11/1/2038	A3	400	337,356
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	2,485	2,965,897
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,161,360
Total					39,938,329
Total Municipal Bonds (cost $286,461,763)					302,568,919

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENT 0.36%

Variable Rate Demand Note

Other Revenue

Los Angeles DWAP - Pwr Sys (cost $1,100,000)	0.81%	7/3/2017	7/1/2035	Aa2	1,100	1,100,000
Total Investments in Municipal Bonds 99.51% (cost $287,561,763)						303,668,919
Cash and Other Assets in Excess of Liabiities 0.49%						1,480,763
Net Assets 100.00%						$305,149,682

Note: See Footnotes to Schedule of Investments on page 114 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$302,568,919	$—	$302,568,919
Variable Rate Demand Note	—	1,100,000	—	1,100,000
Total	$—	$303,668,919	$—	$303,668,919

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.99%

Corporate-Backed 4.90%

Gloucester Co Impt Auth - Rowan Univ(c)	5.00%	11/1/2029	AA	$250	$294,973
Gloucester Co Impt Auth - Rowan Univ(c)	5.00%	11/1/2030	AA	250	293,630
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	250	272,560
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,425	1,559,548
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,986
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	385,318
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	80,725
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	113,219
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	100	112,524
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,414,829
Total					4,848,312

Education 12.45%

NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	530	566,915
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	75	89,275
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	745	843,295
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	962,838
NJ Ed Facs - Princeton Univ	5.00%	7/1/2023	AAA	500	599,835
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	250	306,343
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	725	888,393
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	495	555,256
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A-	500	551,250
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	869,328
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	593,405
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	344,268
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	725	768,732
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,113,310
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	847,432
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	295,218
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	590,435
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	413,693
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	582,865
Seton Hall Univ	5.00%	7/1/2034	A-	325	368,202
Seton Hall Univ	5.00%	7/1/2036	A-	150	169,316
Total					12,319,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 7.68%

Atlantic City GO (BAM)	5.00%	3/1/2042	AA	$250	$278,747
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	583,505
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	402,080
Hudson Co GO	5.00%	5/1/2035	AA	500	581,595
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,035,850
Jersey City GO(c)	5.00%	11/1/2033	AA-	100	117,701
Jersey City GO(c)	5.00%	11/1/2037	AA-	100	116,256
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	500	523,495
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2042	A-	400	458,916
NJ State GO	5.00%	6/1/2023	A-	350	398,146
NJ State GO	5.00%	6/1/2027	A-	330	380,368
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3	1,000	590,000
PR Comwlth GO(e)	5.625%	7/1/2032	Caa3	100	59,375
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,074,210
Total					7,600,244

Health Care 14.52%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	555,405
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	551,020
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	472,838
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	252,595
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	899,440
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	100	117,125
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	115,868
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A+	90	95,944
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A+	650	741,104
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	NR	300	362,670
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	NR	570	676,943
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	NR	600	704,016
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	NR	250	290,292
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	556,270
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	280,338
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,119,700
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A+	500	570,335
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,146,330
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	A+	825	929,874
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	114,296
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,352,400
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	275,740
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,093,510
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	AA-	1,000	1,087,590
Total					14,361,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 2.38%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	$1,185	$1,270,462
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,080,930
Total					2,351,392

Lease Obligations 16.35%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3	750	803,363
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+	100	107,449
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+	1,000	1,002,920
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+	350	371,147
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	1,425	1,592,851
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	237,122
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+	100	107,046
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+	105	112,688
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+	960	1,014,058
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+	135	140,652
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+	200	204,702
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+	725	730,844
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+	405	425,821
NJ EDA - Sch Facs	5.50%	12/15/2029	BBB+	420	434,427
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+	500	535,425
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	BBB+	1,045	1,057,665
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	BBB+	1,630	1,738,199
NJ State COP - Equip Lease COP	5.25%	6/15/2029	BBB+	650	700,889
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,500	742,395
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,000	329,170
NJ Trans Trust Fund	5.00%	6/15/2022	BBB+	1,000	1,073,140
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,115	1,144,547
NJ Trans Trust Fund	5.25%	6/15/2022	BBB+	75	80,219
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	140	145,426
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	BBB+	1,000	1,094,300
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					16,175,215

Other Revenue 0.41%

Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	52,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	356,023
Total					408,023

Special Tax 0.81%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	802,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 5.45%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	$450	$458,447
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	539,990
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,465,593
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	350	428,880
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	565,538
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	921,650
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	358,043
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	127,988
PR Corp Sales Tax	5.00%	8/1/2035	Ca	1,000	260,000
PR Corp Sales Tax	5.25%	8/1/2027	Ca	1,020	265,200
Total					5,391,329

Tobacco 5.20%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,106,744
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	900	901,989
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	750	750,600
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	2,315	2,289,859
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	100	98,351
Total					5,147,543

Transportation 24.23%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	353,040
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,143,910
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,247,674
Delaware River Port Auth	5.00%	1/1/2024	A-	360	404,690
Delaware River Port Auth	5.00%	1/1/2028	A	525	608,585
Delaware River Port Auth	5.00%	1/1/2034	A	505	572,721
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	298,828
NJ Tpk Auth	5.00%	1/1/2023	A+	360	419,922
NJ Tpk Auth	5.00%	1/1/2030	NR	500	593,370
NJ Tpk Auth	5.00%	1/1/2031	A+	375	424,328
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,479,086
NJ Tpk Auth	5.00%	1/1/2034	NR	515	598,100
NJ Tpk Auth	5.00%	1/1/2034	A+	510	579,401
NJ Tpk Auth	5.00%	1/1/2035	A+	500	572,815
NJ Tpk Auth	5.00%	1/1/2038	A+	750	844,125
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,016,056
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,083,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	$2,025	$2,187,364
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,215	1,435,571
Port Auth NY & NJ	5.00%	10/15/2026	AA-	510	624,393
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	602,845
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,193,840
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	592,065
Port Auth NY & NJ	5.00%	10/15/2041	AA-	500	577,930
Port Auth NY & NJ	5.00%	10/15/2042	AA-	350	410,855
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	160	180,243
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	80	89,646
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	516,985
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	581,935
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,129,100
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,037,730
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	567,973
Total					23,968,256

Utilities 3.61%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	443,436
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	108,034
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,041,960
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	565	503,782
PR Aqueduct & Swr Auth	5.25%	7/1/2024	Caa3	295	234,525
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	67,375
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	45,938
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100	61,250
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,060,520
Total					3,566,820
Total Municipal Bonds (cost $97,183,448)					96,940,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.92%

Variable Rate Demand Note

Health Care

NJ Hlth - Virtua Hlth (cost $1,900,000)	0.60%	7/3/2017	7/1/2043	AA+	$1,900	$1,900,000

Total Investments in Securities 99.91% (cost $99,083,448)						98,840,915
Cash and Other Assets in Excess of Liabilities(h) 0.09%						88,506
Net Assets 100.00%						$98,929,421

Note: See Footnotes to Schedule of Investments on page 114 of this report.

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2017	3	Short	$(376,594)	$1,120

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2017	3	Short	$(461,062)	$(3,334)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,940,915	$—	$96,940,915
Variable Rate Demand Note	—	1,900,000	—	1,900,000
Total	$—	$98,840,915	$—	$98,840,915
Other Financial Instruments
Futures Contracts
Assets	$1,120	$—	$—	$1,120
Liabilities	(3,334)	—	—	(3,334)
Total	$(2,214)	$—	$—	$(2,214)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.69%

Corporate-Backed 9.35%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$272,700
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	269,555
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,728,900
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	4,855	6,052,826
Liberty Dev Corp - Goldman Sachs	5.50%	10/1/2037	A3	610	783,734
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-	750	751,747
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	BB-	900	902,493
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,439,198
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	603,375
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,151,172
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA	2,685	2,957,715
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,125	1,174,264
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,929,348
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,460	1,461,110
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,195,990
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2032	Baa1	4,000	4,566,480
Total					34,240,607

Education 14.49%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,563,543
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2	400	475,584
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2	500	590,245
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,317,139
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-	1,000	1,090,880
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,116,640
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	915	939,467
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	200	227,084
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	223,450
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	305,674
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	AA-	250	294,050
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	500	578,260
Hempstead Town LDC - Molloy Clg(c)	5.00%	7/1/2034	BBB	825	949,525
Hempstead Town LDC - Molloy Clg(c)	5.00%	7/1/2037	BBB	630	719,882
Hempstead Town LDC - Molloy Clg(c)	5.00%	7/1/2039	BBB	500	570,425
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2030	AA-	200	228,906
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	422,775
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	232,989
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	282,243
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	247,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		$200	$223,996
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+		500	551,860
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,311,408
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1		500	590,775
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1		1,600	1,874,048
NY Dorm - Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,274,066
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,098,140
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	638,429
NY Dorm - Fordham Univ	5.00%	7/1/2041	A		1,100	1,268,410
NY Dorm - Fordham Univ	5.25%	7/1/2031	A		2,275	2,571,842
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,113,480
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,235,500
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,240,680
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,227,650
NY Dorm - NYU	5.00%	7/1/2034	Aa2		1,500	1,765,785
NY Dorm - NYU	5.25%	7/1/2034	Aa2		5,500	5,948,305
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	27,747
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	23,569
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		880	995,887
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,167,366
NY Dorm - Pratt Institute	5.00%	7/1/2039	A3		1,010	1,145,936
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	297,983
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,138,810
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	410,088
NY Dorm - SUNY Empire Commons	5.00%	5/1/2031	A		100	116,573
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	289,953
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,097,437
NY Dorm - The New School	5.00%	7/1/2028	A-		780	943,043
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,285,955
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,158,220
Schenectady Co CRC - Union College	5.00%	1/1/2047	A1		1,000	1,152,450
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,893,320
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,580,431
Total						53,035,121

General Obligation 6.94%

Erie CO GO	5.00%	9/15/2028	AA-		275	328,103
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,781,355
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,201,890
NYC GO	5.00%	8/1/2022	AA		2,215	2,592,059
NYC GO	5.00%	8/1/2024	AA		2,000	2,427,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%	8/1/2026	AA		$1,000	$1,238,330
NYC GO	5.00%	8/1/2026	AA		1,750	2,133,583
NYC GO	5.00%	8/1/2027	AA		1,410	1,633,584
NYC GO	5.00%	8/1/2027	AA		1,700	2,040,697
NYC GO	5.00%	10/1/2034	AA		1,500	1,720,200
NYC GO	5.00%	3/1/2036	AA		1,285	1,472,250
NYC GO	5.00%	8/1/2037	AA		2,000	2,329,320
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3		65	38,269
PR Comwlth GO(e)	5.125%	7/1/2028	Caa3		155	92,031
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3		4,185	2,469,150
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3		60	35,775
PR Comwlth GO(e)	5.625%	7/1/2033	Caa3		10	5,925
PR Comwlth GO(e)	6.125%	7/1/2033	Caa3		170	102,850
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,756,000
Total						25,398,831

Health Care 10.43%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	352,803
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,071,870
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	A3		750	821,535
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	557,930
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,698,135
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,685,618
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,638
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	285,412
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	716,819
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,328,662
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		375	417,454
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,185,900
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	535,930
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	779,595
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,224,361
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,376,453
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,183,550
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,120,080
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		790	913,643
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	873,780
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,000	1,142,030
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	Baa3		1,900	2,131,648
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,088,650
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,120,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	$1,000	$1,033,050
Suffolk Co IDA - Catholic Hlth Ll	5.00%	7/1/2028	A-		1,005	1,095,370
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		875	875,061
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,930
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,044,300
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,110,460
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	991,890
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,622,835
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	122,150
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		35	38,945
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	161,343
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,356,487
Total						38,165,131

Housing 0.29%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,048,390

Lease Obligations 7.42%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,138,482
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,040	1,262,893
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,935,191
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,137,080
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,385,100
Hudson Yards	5.00%	2/15/2033	Aa3		1,000	1,180,490
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,122,781
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,779,585
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,120,600
NY Dorm - PIT(c)	5.00%	2/15/2039	Aa1		1,000	1,166,470
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,125,480
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,729,560
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,758,516
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,622,092
NYC TFA - Bldg Aid	5.00%	7/15/2032	AA		1,000	1,164,990
NYC TFA - Bldg Aid	5.00%	7/15/2036	AA		2,000	2,299,600
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						27,177,660

Other Revenue 4.69%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,500	2,913,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-	$3,000	$3,382,530
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+	5	5,606
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	500	554,170
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,370	1,501,986
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,215,900
NYC Cultural - MOMA	4.00%	4/1/2025	AA	1,000	1,160,540
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	1,545	1,825,479
Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	1,115	1,308,330
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,154,950
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,148,730
Total					17,172,046

Special Tax 0.97%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,184,660
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,079,814
NYC IDA - Yankee Stadium (FGIC)	3.08%#	3/1/2026	Baa1	290	281,344
Total					3,545,818

Tax Revenue 15.33%

Hudson Yards	5.75%	2/15/2047	Aa3	1,625	1,880,937
Hudson Yards	5.75%	2/15/2047	AA-	1,080	1,236,514
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,193,042
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,195,600
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,090,290
MTA NY - Dedicated Tax	5.00%	11/15/2046	AA	1,000	1,160,330
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,226,300
NY Dorm - PIT	5.00%	12/15/2023	AAA	1,500	1,773,345
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,178,220
NY Dorm - PIT	5.00%	3/15/2027	AAA	1,250	1,505,213
NY Dorm - PIT	5.00%	2/15/2034	AAA	1,250	1,445,575
NY Dorm - PIT	5.00%	3/15/2036	AAA	2,000	2,323,200
NY Dorm - PIT	5.00%	2/15/2039	AAA	1,500	1,745,295
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA	1,000	1,221,640
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	1,525	1,725,949
NY UDC - PIT	5.00%	12/15/2025	AAA	1,020	1,038,707
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,699,850
NY UDC - PIT	5.00%	3/15/2033	AAA	2,010	2,329,288
NY UDC - PIT	5.00%	3/15/2035	AAA	2,100	2,445,345
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,718,760
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,128,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (contined)

NYC TFA - Future Tax	5.00%	11/1/2021	AAA		$2,010	$2,318,615
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,201,560
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,175,480
NYC TFA - Future Tax	5.00%	2/1/2027	AAA		1,500	1,683,450
NYC TFA - Future Tax	5.00%	2/1/2030	AAA		240	282,408
NYC TFA - Future Tax	5.00%	11/1/2032	AAA		1,500	1,790,070
NYC TFA - Future Tax	5.00%	5/1/2034	NR		2,375	2,542,699
NYC TFA - Future Tax	5.00%	5/1/2034	AAA		125	133,054
NYC TFA - Future Tax	5.00%	5/1/2035	AAA		1,230	1,449,297
NYC TFA - Future Tax	5.00%	8/1/2036	AAA		5,000	5,827,650
NYC TFA - Future Tax	5.00%	8/1/2037	AAA		1,800	2,084,220
PR Corp Sales Tax	5.25%	8/1/2027	Ca		640	166,400
PR Corp Sales Tax	5.75%	8/1/2037	Ca		4,600	1,196,000
Total						56,112,743

Tobacco 3.68%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR		5,000	308,000
Monroe Tobacco	Zero Coupon	6/1/2061	NR		10,000	297,300
Nassau CO Tobacco	5.125%	6/1/2046	B-		2,030	2,022,306
Rockland Tobacco	Zero Coupon	8/15/2060	NR		9,950	351,136
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,459,035
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,175	1,287,929
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		1,350	1,384,060
TSASC	5.00%	6/1/2034	A-		1,000	1,132,640
TSASC	5.00%	6/1/2035	A-		200	225,632
TSASC	5.00%	6/1/2036	A-		100	112,370
TSASC	5.00%	6/1/2041	BBB+		300	332,079
TSASC	5.00%	6/1/2048	NR		2,700	2,759,130
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+		1,750	1,780,520
Total						13,452,137

Transportation 17.85%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+		600	703,836
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2035	A+		1,355	1,584,605
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2036	A+		695	809,015
MTA NY	5.00%	11/15/2023	AA-		1,000	1,179,580
MTA NY	5.00%	11/15/2023	AA-		2,455	2,881,949
MTA NY	5.00%	11/15/2027	AA-		350	409,875
MTA NY	5.00%	11/15/2028	AA-		705	834,988
MTA NY	5.00%	11/15/2029	AA-	(a)	1,500	1,777,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MTA NY	5.00%	11/15/2041	AA-	$1,000	$1,144,490
MTA NY	5.25%	11/15/2028	AA-	3,740	4,545,933
MTA NY	5.25%	11/15/2029	AA-	1,000	1,196,410
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,114,660
NY Bridge Auth	4.00%	1/1/2027	AA-	1,000	1,085,400
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,269,871
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	9,098,958
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,715,940
NY Twy Auth	5.00%	1/1/2032	A	1,750	2,016,035
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,982,640
NY Twy Auth	5.25%	1/1/2056	A-	1,000	1,150,490
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,744,454
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	170	185,829
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	328,022
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	875	985,705
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,333,490
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	253,148
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	455,912
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,835,011
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,615	1,802,421
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,418,262
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,750	2,036,772
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,707,253
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,164,630
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,150,670
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,374,312
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,811,944
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,520	1,788,326
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	602,915
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	718,224
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	1,963,819
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,180,790
Total					65,344,084

Utilities 7.25%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	545,120
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	555,460
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	432,136
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,155,710
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,279,180
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,063,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Island Power Auth	5.00%	9/1/2039	A-	$1,000	$1,127,160
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,143,420
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,196,550
NYC Muni Water	5.00%	6/15/2034	AA+	1,525	1,750,837
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,787,662
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,935,697
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,594,002
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,017,557
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,801,650
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,188,320
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Caa3	370	288,600
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	710	553,800
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Caa3	420	339,150
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250	765,625
Total					26,521,444
Total Municipal Bonds (cost $354,162,086)					361,214,012

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.91%

Variable Rate Demand Notes 0.91%

General Obligation 0.46%

NYC GO	0.95%	7/3/2017	10/1/2039	Aa1	800	800,000
NYC GO (AGM)	1.02%	7/3/2017	11/1/2026	AA	900	900,000
Total						1,700,000

Utilities 0.45%

NYC Muni Water	1.02%	7/3/2017	6/15/2032	AA+	1,650	1,650,000

Total Short-Term Investments (cost $3,350,000)						3,350,000

Total Investments in Securities 99.60% (cost $357,512,086)						364,564,012

Cash and Other Assets in Excess of Liabilities(h) 0.40%						1,461,644

Net Assets 100.00%						$366,025,656

Note: See Footnotes to Schedule of Investments on page 114 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2017

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2017	10	Short	$(1,255,313)	$3,732

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2017	17	Short	$(2,612,688)	$(18,890)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$361,214,012	$—	$361,214,012
Variable Rate Demand Notes	—	3,350,000	—	3,350,000
Total	$—	$364,564,012	$—	$364,564,012
Other Financial Instruments
Futures Contracts
Assets	$3,732	$—	$—	$3,732
Liabilities	(18,890)	—	—	(18,890)
Total	$(15,158)	$—	$—	$(15,158)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2017.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2017.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security (non-income producing security).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Financial Statements (unaudited)(continued)

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2017, as well as the average trust certificates for the period then ended June 30, 2017:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	.93%	2,730,875	1,250,000
AMT Free	—	—	—	—
National	26,250,000	.93% - 1.12%	73,084,575	38,250,000
High Yield	9,250,000	.93%	19,819,338	16,535,000
Short Duration High Yield	—	—	—	—
California	—	—	—	375,000
New Jersey	—	—	—	—
New York	—	—	—	—

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2017, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

Notes to Financial Statements (unaudited)(continued)

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,642,198,851	$12,346,010	$(8,884,935)	$3,461,075
Intermediate	4,216,795,360	155,779,535	(60,505,345)	95,274,190
AMT Free	198,904,079	8,509,468	(3,418,615)	5,090,853
National	1,903,040,284	122,202,877	(44,694,369)	77,508,508
High Yield	2,118,612,092	127,541,155	(138,410,573)	(10,869,418)
Short Duration High Yield	187,141,789	2,705,899	(2,986,690)	(280,791)
California	287,707,168	18,961,969	(3,000,218)	15,961,751
New Jersey	98,942,814	3,890,150	(3,992,049)	(101,899)
New York	357,217,001	14,344,642	(6,997,631)	7,347,011

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

Notes to Financial Statements (unaudited)(concluded)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2017 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2017:

Net Unrealized Appreciation (Depreciation) as of June 30, 2017
Short Duration	$—
Intermediate	(147,784)
AMT Free	4,214
National	75,201
High Yield	12,328
Short Duration High Yield	45,631
California	—
New Jersey	(2,214)
New York	(15,158)

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017